JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2025.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.2% (a)
Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority
Series A, Rev., 5.00%, 9/1/2025 (b)	330,000	331,372
Series B, Rev., 5.00%, 9/1/2025 (b)	25,000	25,104
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	2,315,000	2,370,373
Series A, Rev., 5.00%, 9/1/2026 (b)	190,000	194,545
Series B, Rev., 5.00%, 9/1/2026 (b)	100,000	102,392
Series A, Rev., 4.00%, 9/1/2027 (b)	95,000	97,100
Series A, Rev., 5.00%, 9/1/2027 (b)	1,400,000	1,461,145
Alabama Public School and College Authority, Capital improvement
Series 2014B, Rev., 5.00%, 1/1/2026	310,000	311,191
Series 2014B, Rev., 5.00%, 1/1/2027	45,000	45,173
Alabama Public School and College Authority, Capital Improvement Series 2020A, Rev., 5.00%, 11/1/2025	135,000	136,060
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility Series 2015, Rev., 5.00%, 6/1/2029	85,000	85,053
Auburn University Series 2016A, Rev., 5.00%, 6/1/2025	550,000	550,000
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	20,000	20,435
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	25,000,000	25,002,870
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	59,871
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.29%, 6/6/2025 (d)	25,575,000	25,806,129
City of Homewood, GO, 5.00%, 9/1/2026 (b)	60,000	61,472
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,043,773
County of Mobile, Warrants, GO, 5.00%, 8/1/2025 (b)	25,000	25,074
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	99,807
Montgomery Water Works and Sanitary Sewer Board Series 2019A, Rev., 5.00%, 9/1/2025	35,000	35,155
Tuscaloosa City Board of Education Rev., 5.00%, 8/1/2026 (b)	555,000	568,005
University of Alabama (The) Series 2019A, Rev., 5.00%, 7/1/2025	50,000	50,076
Total Alabama		58,482,175
Alaska — 1.0%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 1.63%, 6/12/2025 (c)	28,900,000	28,900,000
Alaska Housing Finance Corp., State Capital Project
Series II 2015A, Rev., 5.00%, 6/1/2025 (b)	150,000	150,000
Series II 2015B, Rev., 5.00%, 6/1/2025 (b)	50,000	50,000
Series II 2021 A, Rev., 5.00%, 12/1/2026	935,000	959,825
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2025	480,000	484,191
Series 3, Rev., 5.00%, 12/1/2026	55,000	56,688
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,375,000	1,413,631
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2025	480,000	482,140
Series 2025A, Rev., 5.00%, 9/1/2028	1,380,000	1,462,615
Series 2025A, Rev., 5.00%, 9/1/2029	3,175,000	3,411,887
Borough of North Slope Series 2022A, GO, 5.00%, 6/30/2028	75,000	79,700
Borough of North Slope, General Purpose
Series 2020A, GO, 5.00%, 6/30/2025	330,000	330,498
Series 2021C, GO, 4.00%, 6/30/2026	120,000	121,541

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Municipality of Anchorage
Series B, GO, 5.00%, 9/1/2025	90,000	90,392
Series D, GO, 5.00%, 9/1/2025	45,000	45,196
State of Alaska
Series 2016B, GO, 5.00%, 8/1/2025	35,000	35,113
Series 2023A, GO, 5.00%, 8/1/2025	80,000	80,258
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2025	500,000	502,471
Total Alaska		38,656,146
Arizona — 3.0%
Arizona Board of Regents, State University
Series 2015B, Rev., 5.00%, 7/1/2025	125,000	125,192
Series 2016A, Rev., 5.00%, 7/1/2025	180,000	180,276
Series 2015A, Rev., 5.00%, 7/1/2026	75,000	75,128
Series 2015B, Rev., 5.00%, 7/1/2026	45,000	45,077
Arizona Health Facilities Authority, Banner Health
Series 2015B, Rev., 1.93%, 6/12/2025 (b) (d)	1,800,000	1,796,314
Series 2015B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 1.93%, 6/12/2025 (d)	7,600,000	7,527,595
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 4.00%, 11/1/2027	4,000,000	4,004,866
Series 2024A, Rev., 5.00%, 11/1/2029	2,100,000	2,210,384
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2026	30,000	30,622
Arizona Transportation Board, Rev., GAN, 5.00%, 7/1/2025	240,000	240,375
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2025	145,000	145,238
Series 2014, Rev., 5.00%, 7/1/2025	9,765,000	9,777,408
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	5,520,000	5,795,973
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	2,000,000	2,091,050
City of Glendale
Series 2015A, Rev., 5.00%, 7/1/2025	35,000	35,054
Series 2023, GO, 5.00%, 7/1/2025	25,000	25,039
City of Glendale Water and Sewer, Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	325,000	325,524
City of Mesa Series 2021, GO, 5.00%, 7/1/2025	25,000	25,036
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,500,000	1,534,181
City of Peoria Water and Wastewater Series 2020A, Rev., 5.00%, 7/15/2025	275,000	275,635
City of Phoenix Series 2016, GO, 4.00%, 7/1/2026	275,000	278,305
City of Phoenix Civic Improvement Corp.
Series 2020A, Rev., 5.00%, 7/1/2025	435,000	435,655
Series A, Rev., 5.00%, 7/1/2025	205,000	205,309
Series B, Rev., 5.00%, 7/1/2025	25,000	25,038
Series 2020A, Rev., 5.00%, 7/1/2026	25,000	25,567
Series B, Rev., 5.00%, 7/1/2026	230,000	235,218
Series 2015A, Rev., 5.00%, 7/1/2027	200,000	200,249
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., NATL - RE, 5.50%, 7/1/2026	25,000	25,724
City of Tempe Series B, GO, 4.00%, 7/1/2025	75,000	75,050
City of Tucson Water System Series 2015, Rev., 5.00%, 7/1/2025	100,000	100,153
City of Yuma Municipal Property Corp., Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	2,015,000	2,017,876
County of Navajo, Rev., 4.00%, 7/1/2025	20,000	20,012

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
County of Pima Sewer System
Rev., 5.00%, 7/1/2025 (b)	35,000	35,050
Rev., 5.00%, 7/1/2025	25,000	25,039
Rev., 5.00%, 7/1/2026	150,000	153,516
Maricopa County Industrial Development Authority, Banner Health
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	2,065,000	2,094,259
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	5,770,000	5,851,754
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	375,000	392,307
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,190,000	3,428,804
Maricopa County Unified School District No. 4 Mesa
Series 2019A, GO, 5.00%, 7/1/2025	30,000	30,041
Series 2021D, GO, 5.00%, 7/1/2025	20,000	20,028
Maricopa County Unified School District No. 4 Mesa, Project Of 2018 Series 2022E, GO, 5.00%, 7/1/2025	40,000	40,055
Maricopa County Unified School District No. 60 Higley Series 2015, GO, A.G., 5.00%, 7/1/2025	75,000	75,108
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	2,375,000	2,481,649
Pima County Regional Transportation Authority Excise Tax Series 2017, Rev., 5.00%, 6/1/2026	75,000	76,561
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.00%, 6/12/2025 (c) (e)	11,000,000	11,000,000
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2015A, Rev., 5.00%, 6/1/2025	44,415,000	44,415,000
Scottsdale Municipal Property Corp. Series 2015, Rev., 5.00%, 7/1/2025 (b)	30,000	30,044
State of Arizona
COP, 5.00%, 9/1/2025 (b)	205,000	205,980
COP, 5.00%, 9/1/2025	95,000	95,440
Series 2019A, COP, 5.00%, 10/1/2025 (b)	850,000	855,372
Series 2019A, COP, 5.00%, 10/1/2026 (b)	490,000	503,505
State of Arizona Lottery
Rev., 5.00%, 7/1/2026 (b)	195,000	199,236
Rev., 5.00%, 7/1/2027 (b)	20,000	20,854
Rev., 5.00%, 7/1/2029 (b)	200,000	215,595
Total Arizona		112,155,320
Arkansas — 0.0% ^
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2025	70,000	70,491
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	76,745
Total Arkansas		147,236
California — 2.1%
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	25,533
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,103,361
California Health Facilities Financing Authority Series 2019C, Rev., 5.00%, 10/1/2025 (b)	175,000	176,181
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013A, Rev., 5.00%, 7/1/2025	105,000	105,080
Series 2019C, Rev., 5.00%, 10/1/2025 (c)	19,280,000	19,361,574
Series 2013A, Rev., 5.00%, 7/1/2026	80,000	80,070
California Infrastructure and Economic Development Bank, Colburn School (The), Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 2.58%, 6/12/2025 (d)	28,500,000	28,419,596
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	5,250,000	5,246,602

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 4.10%, 12/1/2025 (c)	1,500,000	1,500,036
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Rev., AMT, VRDO, 3.70%, 8/15/2025 (c) (e)	7,500,000	7,492,891
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group Series 2007A, Rev., 5.00%, 3/1/2027 (c)	775,000	790,285
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2025	200,000	200,980
Series 2021A, Rev., 5.00%, 4/1/2026	25,000	25,326
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, A.G., 5.80%, 8/21/2026 (b)	65,000	67,315
Desert Community College District Series 2016, GO, 5.00%, 2/1/2026 (b)	50,000	50,734
El Dorado Irrigation District Series 2016C, Rev., 5.00%, 3/1/2026 (b)	40,000	40,699
Glendale Community College District, Election of 2016 Series 2016A, GO, 5.25%, 8/1/2027 (b)	25,000	26,415
Glendale Unified School District Series 2015B, GO, Zero Coupon, 9/1/2025	435,000	299,718
Golden State Tobacco Securitization Corp. Series 2015A, Rev., 5.00%, 6/1/2025 (b)	25,000	25,000
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	20,000	20,000
Series 2017A-1, Rev., 5.00%, 6/1/2027 (b)	25,000	26,042
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	800,000	812,587
Series 2022E, Rev., 5.00%, 7/1/2026	1,900,000	1,929,894
Series 2016B, Rev., 5.00%, 7/1/2027	1,625,000	1,638,449
Series 2017B, Rev., 5.00%, 7/1/2030	800,000	815,797
Series 2024C, Rev., 5.00%, 7/1/2030	625,000	667,366
Los Angeles Unified School District, Certificates of Participation
COP, 5.00%, 10/1/2028 (b)	10,000	10,701
COP, 5.00%, 10/1/2028	10,000	10,692
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	1,350,000	1,424,977
Oxnard School District Series D, GO, A.G., 5.00%, 8/1/2025 (b) (c)	20,000	20,063
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (c)	1,215,000	1,215,932
San Diego Association of Governments Series 2019A, Rev., 5.00%, 11/15/2025 (b)	100,000	100,984
Solano County Community College District, GO, 5.00%, 8/1/2025	680,000	681,993
Sonoma Valley Unified School District Series 2015A, GO, 5.00%, 8/1/2025 (b)	35,000	35,118
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, 4.00%, 9/1/2025	1,160,000	1,162,666
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026	1,310,000	1,330,611
State of California, Various Purpose, GO, 5.00%, 10/1/2025	1,780,000	1,793,063
Sunnyvale School District, GO, 5.00%, 9/1/2025 (b)	30,000	30,161
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A CL 1, Class 1, Rev., 5.00%, 6/1/2030	400,000	421,787
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	55,000
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 Series 2008-1, GO, 5.00%, 8/1/2025	30,000	30,098
Total California		79,271,377
Colorado — 2.3%
Adams and Arapahoe Joint School District 28J Aurora, GO, 5.50%, 12/1/2026 (f)	4,000,000	4,149,672
City and County of Denver
Series 2019A, GO, 5.00%, 8/1/2025	250,000	250,765

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,081,673
Series 2024B, GO, 5.00%, 8/1/2026	955,000	979,144
City and County of Denver Pledged Excise Tax Series 2016A, Rev., 5.00%, 8/1/2026	340,000	348,005
City and County of Denver, Airport System
Series 2016A, Rev., 5.00%, 11/15/2025	80,000	80,724
Series 2020A-2, Rev., 5.00%, 11/15/2025	80,000	80,724
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,795,134
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,071,699
City of Aurora
COP, 5.00%, 12/1/2025	60,000	60,590
Series 2016, Rev., 5.00%, 8/1/2026 (b)	290,000	297,131
COP, 5.00%, 12/1/2027	60,000	63,130
City of Aurora Water, First Lien Series 2016, Rev., 5.00%, 8/1/2025	225,000	225,707
City of Colorado Springs Utilities System
Series 2015A, Rev., 5.00%, 11/15/2025	350,000	353,269
Series 2020A, Rev., 5.00%, 11/15/2025	80,000	80,747
Series 2018A-1, Rev., 5.00%, 11/15/2026	35,000	36,088
Series 2020C, Rev., 5.00%, 11/15/2027	20,000	21,050
Series A-1, Rev., 5.00%, 11/15/2030	1,405,000	1,464,226
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2026	75,000	76,114
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b)	2,000,000	2,056,430
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,540,000	1,572,433
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	573,330
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	1,505,000	1,532,583
Series A-1, Rev., 5.00%, 11/15/2028 (c)	1,350,000	1,424,096
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2026	85,000	86,495
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2025	300,000	300,701
Series 2019B-1, Rev., 5.00%, 8/1/2025 (c)	3,995,000	4,000,936
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	346,494
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	1,195,000	1,204,574
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,184,814
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2028	700,000	737,882
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024D, Rev., VRDO, 1.45%, 6/2/2025 (c)	28,100,000	28,100,000
Series 2022B, Rev., 5.00%, 8/17/2026 (c)	2,800,000	2,855,441
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	5,015,000	5,273,624
Colorado Health Facilities Authority, NCMC, Inc., Project
Rev., 4.00%, 5/15/2026 (b)	350,000	352,573
Series 2016, Rev., 4.00%, 5/15/2026 (b)	1,045,000	1,052,684
Series 2025-XM1212, Rev., 4.00%, 5/15/2026 (b)	180,000	181,324
Series 2016, Rev., 5.00%, 5/15/2026 (b)	135,000	137,249
Colorado Health Facilities Authority, Parkview Medical center, Inc. Project, Rev., 4.00%, 9/1/2026 (b)	465,000	470,477
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	202,586
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	250,000	250,000
Series 2017, Rev., 5.00%, 6/1/2027 (b)	35,000	36,334
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	340,000	342,811
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2028	375,000	398,448
COP, 5.00%, 12/15/2029	350,000	375,936
County of Adams, COP, 5.00%, 12/1/2025	250,000	252,507
E-470 Public Highway Authority Series 2020A, Rev., 5.00%, 9/1/2026	75,000	76,859
Garfield Pitkin and Eagle Counties School District No. Re-1 Roaring Fork
GO, 5.00%, 12/15/2025 (b)	75,000	75,850
Series 2016, GO, 5.00%, 12/15/2025 (b)	25,000	25,283
Platte River Power Authority
Series JJ, Rev., 5.00%, 6/1/2025	20,000	20,000
Series JJ, Rev., 4.00%, 6/1/2026	65,000	65,770
Regional Transportation District
COP, 5.00%, 6/1/2025	150,000	150,000
Series 2015A, COP, 5.00%, 6/1/2025	205,000	205,000
COP, 5.00%, 6/1/2030	1,990,000	2,167,911
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 7/15/2025	205,000	205,290
Series 2020A, Rev., 5.00%, 7/15/2026	950,000	965,117
State of Colorado
Series 2020A, COP, 5.00%, 9/1/2025	130,000	130,559
Series 2018A, COP, 5.00%, 12/15/2025	20,000	20,196
Series 2018A, COP, 5.00%, 12/15/2026	25,000	25,746
Series 2018L, COP, 5.00%, 3/15/2027	145,000	150,186
Series 2021A, COP, 5.00%, 12/15/2028	25,000	26,738
Series 2020A, COP, 5.00%, 9/1/2029	75,000	80,906
Town of Castle Rock, Sales and Use Tax, Rev., 5.00%, 6/1/2025	25,000	25,000
University of Colorado
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2025	315,000	315,000
Series 2016B-1, Rev., 5.00%, 6/1/2025	30,000	30,000
Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	110,000	112,295
University of Colorado, Enterprise System
Series A, Rev., 5.00%, 6/1/2025 (b)	30,000	30,000
Series 2016B-1, Rev., 4.00%, 6/1/2026 (b)	290,000	293,122
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,111,886
Series 2017A-2, Rev., 5.00%, 6/1/2028	55,000	58,399
Total Colorado		87,185,467
Connecticut — 1.0%
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	119,669
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017C-1, Rev., 5.00%, 2/1/2028 (c)	60,000	63,012
State of Connecticut
Series 2014C, GO, 5.00%, 6/15/2025	150,000	150,102
Series 2015E, GO, 5.00%, 8/1/2025	120,000	120,377

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2016D, GO, 5.00%, 8/15/2025	100,000	100,391
Series F, GO, 5.00%, 11/15/2025	25,000	25,228
Series 2016A, GO, 4.00%, 3/15/2026	20,000	20,153
Series 2016A, GO, 5.00%, 3/15/2026	25,000	25,384
Series 2025B, GO, 5.00%, 12/1/2026	14,625,000	15,060,930
Series 2025B, GO, 5.00%, 12/1/2027	6,500,000	6,841,758
Series E, GO, 5.00%, 10/15/2028	2,150,000	2,208,133
Series 2022E, GO, 5.00%, 11/15/2028	35,000	37,440
Series 2025B, GO, 5.00%, 12/1/2028	1,910,000	2,044,655
Series 2019A, GO, 5.00%, 4/15/2029	500,000	538,163
Series 2018E, GO, 5.00%, 9/15/2030	1,665,000	1,762,224
Series 2022D, GO, 5.00%, 9/15/2030	250,000	274,331
State of Connecticut Special Tax
Series A, Rev., 5.00%, 8/1/2025	75,000	75,247
Series A, Rev., 5.00%, 9/1/2025	275,000	276,382
Series 2018B, Rev., 5.00%, 10/1/2025	220,000	221,498
Series 2018C, Rev., 5.00%, 10/1/2025	260,000	261,771
Series 2021D, Rev., 5.00%, 11/1/2025	250,000	252,118
Series 2021A, Rev., 5.00%, 5/1/2026	600,000	611,699
Series 2022A, Rev., 5.00%, 7/1/2026	60,000	61,392
Series B, Rev., 5.00%, 8/1/2026	90,000	90,267
Series 2018B, Rev., 5.00%, 10/1/2026	80,000	82,266
Series 2023, Rev., 5.00%, 7/1/2028	30,000	31,897
Series 2024A-1, Rev., 5.00%, 7/1/2029	45,000	48,588
Series A, Rev., 5.00%, 9/1/2029	100,000	102,246
Town of Groton, GO, BAN, 4.25%, 4/23/2026	6,900,000	6,953,145
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,038
Total Connecticut		38,485,504
Delaware — 0.4%
County of New Castle Series 2015, GO, 5.00%, 10/1/2025 (b)	45,000	45,284
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	713,006
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	1,010,000	1,033,870
State of Delaware
Series 2023B, GO, 5.00%, 8/1/2025	45,000	45,145
Series 2023A, GO, 5.00%, 5/1/2026	125,000	127,460
University of Delaware
Series 2013C, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 6/2/2025 (c)	12,515,000	12,515,000
Series 2019, Rev., 5.00%, 11/1/2025	100,000	100,846
Total Delaware		14,580,611
District of Columbia — 1.3%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2025	385,000	385,000
Series 2015A, GO, 5.00%, 6/1/2025 (b)	220,000	220,000
Series 2018B, GO, 5.00%, 6/1/2025	290,000	290,000
Series D, GO, 5.00%, 6/1/2025	850,000	850,000
Series E, GO, 5.00%, 6/1/2025	30,000	30,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series 2019A, GO, 5.00%, 10/15/2025	60,000	60,450
Series 2023B, GO, 5.00%, 6/1/2026	25,000	25,527
Series D, GO, 5.00%, 6/1/2026	25,000	25,527
Series 2024C, GO, 5.00%, 12/1/2027	5,105,000	5,369,627
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,068,824
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	6,275,000	6,311,131
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., 4.00%, 9/1/2025 (c)	5,050,000	5,051,162
District of Columbia Income Tax
Series 2019C, Rev., 5.00%, 10/1/2025	350,000	352,346
Series 2022C, Rev., 5.00%, 12/1/2026	55,000	56,801
Series 2020A, Rev., 5.00%, 3/1/2027	20,000	20,768
District of Columbia Water and Sewer Authority Series A, Rev., 5.00%, 10/1/2026	90,000	90,553
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	210,000	210,400
Series 2015, Rev., 5.00%, 7/15/2027	230,000	232,352
Series 2015, Rev., 5.00%, 7/15/2028	265,000	267,587
Series 2015, Rev., 5.00%, 7/15/2029	100,000	100,926
District of Columbia, Federal Highway Series 2020, Rev., 5.00%, 12/1/2028	45,000	47,987
District of Columbia, National Public Radio, Inc., Issue Series 2016, Rev., 5.00%, 4/1/2026 (b)	25,000	25,400
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 1.66%, 6/12/2025 (c)	20,100,000	20,100,000
Series 2019B, Rev., 5.00%, 10/1/2026	30,000	30,809
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,418,989
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	3,500,000	3,724,295
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., A.G., 6.50%, 10/1/2026 (b)	575,000	601,328
Washington Metropolitan Area Transit Authority
Series 2017B, Rev., 5.00%, 7/1/2025	70,000	70,090
Series 2018, Rev., 5.00%, 7/1/2025	25,000	25,032
Series 2018, Rev., 5.00%, 7/1/2026	20,000	20,445
Series A-1, Rev., 5.00%, 7/1/2026	280,000	286,226
Series A-1, Rev., 5.00%, 7/1/2027	100,000	104,174
Series 2017B, Rev., 5.00%, 7/1/2028	30,000	31,206
Series A-1, Rev., 5.00%, 7/1/2028	25,000	26,005
Washington Metropolitan Area Transit Authority Dedicated
Series 2020A, Rev., 5.00%, 7/15/2025	20,000	20,038
Series 2021A, Rev., 5.00%, 7/15/2026	30,000	30,691
Series 2021A, Rev., 5.00%, 7/15/2030	80,000	87,235
Total District of Columbia		48,668,931
Florida — 4.9%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	20,000	20,814
Brevard County School District Series C, COP, 5.00%, 7/1/2025	75,000	75,107
Capital Trust Agency, Inc., Sustainability Bonds -The Marie, Rev., 4.00%, 6/15/2025 (e)	340,000	339,839
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	170,000	170,244
Series 2016B, Rev., 5.00%, 7/1/2026	95,000	97,069
Series 2019B, Rev., 5.00%, 7/1/2026	45,000	45,980

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2016B, Rev., 5.00%, 7/1/2027	535,000	545,131
Series 2021, Rev., A.G., 5.00%, 7/1/2027	300,000	313,018
Series 2016B, Rev., 5.00%, 7/1/2028	1,000,000	1,018,402
Series 2017, Rev., 5.00%, 7/1/2029	50,000	51,772
Series 2019B, Rev., 5.00%, 7/1/2029	75,000	80,502
Central Florida Tourism Oversight District Series 2017A, GO, 5.00%, 6/1/2025	100,000	100,000
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	1,000,000	1,048,802
Series B, Rev., 5.00%, 10/1/2029	50,000	50,056
City of Jacksonville
Rev., 5.00%, 10/1/2025	50,000	50,300
Series 2020A, Rev., 5.00%, 10/1/2025	280,000	281,682
Series 2021A, Rev., 5.00%, 10/1/2025	150,000	150,901
Series 2022A, Rev., 5.00%, 10/1/2025	75,000	75,450
Series 2023A, Rev., 5.00%, 10/1/2025	100,000	100,601
Series 2024, Rev., 5.00%, 10/1/2025	720,000	724,324
Series B, Rev., 5.00%, 10/1/2025 (b)	195,000	196,168
Series 2015, Rev., 5.00%, 10/1/2026	20,000	20,130
Series A, Rev., 5.00%, 10/1/2026	25,000	25,674
Rev., 5.00%, 10/1/2029	165,000	166,019
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 1.68%, 6/12/2025 (c)	18,600,000	18,600,000
City of Lakeland, Department of Electric Utilities
Series 2016, Rev., 5.00%, 10/1/2025	80,000	80,488
Rev., 5.00%, 10/1/2026	310,000	314,750
Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000,000	1,069,241
City of Miami Beach Water and Sewer Series 2017, Rev., 5.00%, 9/1/2025	125,000	125,553
City of Orlando Series 2016B, Rev., 5.00%, 10/1/2025	25,000	25,150
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028	45,000	46,680
City of Tallahassee, Energy System
Series 2020, Rev., 5.00%, 10/1/2025	130,000	130,833
Series 2020, Rev., 5.00%, 10/1/2027	85,000	89,282
Ciy of Jacksonville Sales Tax Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,154
Collier County Water-Sewer District Series 2016, Rev., 5.00%, 7/1/2026 (b)	200,000	204,345
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,173
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,168
County of Hillsborough, Community Investment Tax, Rev., 5.00%, 11/1/2025	160,000	161,308
County of Lee Series 2015, Rev., 5.00%, 10/1/2025	85,000	85,553
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,086,766
County of Manatee Series 2022, Rev., 5.00%, 10/1/2025	2,400,000	2,414,414
County of Miami-Dade
Series 2013A, GO, 5.00%, 7/1/2025	85,000	85,130
Series 2016A, GO, 5.00%, 7/1/2025	75,000	75,115
Series 2016B, Rev., 5.00%, 4/1/2026	280,000	284,859
Series 2017A, Rev., 5.00%, 4/1/2026	195,000	198,384
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	177,949
Series 2016B, Rev., 5.00%, 4/1/2028	20,000	20,348

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2025	335,000	337,155
Series A, Rev., 5.00%, 10/1/2025	320,000	322,059
Series B, Rev., 5.00%, 10/1/2026	695,000	699,338
Series A, Rev., 5.00%, 10/1/2027	165,000	168,033
Series A, Rev., 5.00%, 10/1/2028	2,105,000	2,142,729
Series A, Rev., 5.00%, 10/1/2029	20,000	20,342
County of Miami-Dade, Building Better Communities Program
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,409
Series 2015D, GO, 5.00%, 7/1/2026	45,000	46,014
Series 2015D, GO, 5.00%, 7/1/2028	90,000	91,780
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	80,000	80,091
Rev., 5.00%, 7/1/2026	725,000	725,961
County of Miami-Dade, Water and Sewer System
Series 2015, Rev., 5.00%, 10/1/2025	665,000	669,347
Series 2015, Rev., 5.00%, 10/1/2026	215,000	216,414
Series 2017B, Rev., 5.00%, 10/1/2027	45,000	47,236
County of Seminole Water and Sewer Series 2015A, Rev., 5.00%, 10/1/2025	55,000	55,367
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.60%, 6/2/2025 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2015B, COP, 5.00%, 7/1/2025	20,000	20,029
Series 2022A, COP, A.G., 5.00%, 7/1/2025	400,000	400,529
Series 2022A, COP, A.G., 5.00%, 7/1/2026	415,000	423,416
Series 2022A, COP, A.G., 5.00%, 7/1/2028	55,000	58,111
Series 2022A, COP, A.G., 5.00%, 7/1/2029	40,000	42,887
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	365,000	369,620
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2028	1,070,000	1,090,502
Florida Department of Environmental Protection
Series 2014A, Rev., 5.00%, 7/1/2025	3,405,000	3,408,300
Series 2016A, Rev., 5.00%, 7/1/2025	100,000	100,152
Series 2017A, Rev., 5.00%, 7/1/2025	130,000	130,198
Series 2015A, Rev., 5.00%, 7/1/2026	500,000	500,785
Series 2016A, Rev., 5.00%, 7/1/2026	80,000	81,830
Series 2017A, Rev., 5.00%, 7/1/2026	100,000	102,288
Series 2018A, Rev., 5.00%, 7/1/2026	340,000	347,779
Series 2019B, Rev., 5.00%, 7/1/2026	195,000	199,462
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	736,323
Series 2017A, Rev., 5.00%, 7/1/2027	150,000	156,571
Series 2017A, Rev., 5.00%, 7/1/2028	195,000	206,915
Series 2018A, Rev., 5.00%, 7/1/2028	25,000	26,528
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2025	260,000	260,769
Series 2017A, Rev., 5.00%, 9/1/2025	75,000	75,343
Series 2018A, COP, 5.00%, 11/1/2026	420,000	432,023
Series 2018A, COP, 5.00%, 11/1/2027	880,000	921,852
Series 2018A, COP, 5.00%, 11/1/2028	40,000	42,601
Series 2018A, COP, 5.00%, 11/1/2029	50,000	54,010

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 1.66%, 6/12/2025 (c)	8,800,000	8,800,000
Florida Higher Educational Facilities Financial Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	99,630
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	4,715,000	4,749,609
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2015B, Rev., 5.00%, 10/1/2025	600,000	603,668
Series 2017A, Rev., 5.00%, 10/1/2025	340,000	342,078
Series 2015B, Rev., 5.00%, 10/1/2026	1,080,000	1,086,753
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	698,181
Series 2017A, Rev., 5.00%, 10/1/2026	75,000	77,005
Series 2016A, Rev., 5.00%, 10/1/2027	170,000	173,655
Series 2017A, Rev., 5.00%, 10/1/2027	150,000	156,589
Series 2018A, Rev., 4.00%, 10/1/2028	115,000	116,212
Series 2015B, Rev., 5.00%, 10/1/2028	1,000,000	1,004,781
Series 2016A, Rev., 5.00%, 10/1/2028	2,240,000	2,287,283
Series 2016A, Rev., 5.00%, 10/1/2029	3,025,000	3,087,664
Fort Pierce Utilities Authority Series 2022A, Rev., A.G., 5.00%, 10/1/2027	175,000	182,567
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	99,831
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	1,365,000	1,418,885
Halifax Hospital Medical Center Series 2015, Rev., 5.00%, 6/1/2025 (b)	300,000	300,000
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,105,215
Hillsborough County School Board, Masteer Lease Program, COP, 5.00%, 7/1/2029	3,100,000	3,264,852
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	7,000,000	7,318,757
Series 2020A, Rev., 5.00%, 10/1/2028	145,000	154,469
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	78,037
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 1.50%, 6/2/2025 (c)	12,100,000	12,100,000
Series 2017A, Rev., 5.00%, 10/1/2025	25,000	25,167
Lee County School Board (The)
Series 2024A, COP, 5.00%, 8/1/2025	40,000	40,119
Series 2014B, COP, 5.00%, 8/1/2026	25,000	25,036
Series 2019A, COP, 5.00%, 8/1/2026	215,000	220,051
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	575,000	576,889
Miami-Dade County Expressway Authority, Toll System
Series 2013A, Rev., 5.00%, 7/1/2025	2,880,000	2,882,787
Series 2014B, Rev., 5.00%, 7/1/2025	6,880,000	6,886,657
Series 2014A, Rev., 5.00%, 7/1/2027	375,000	375,454
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,001,212
Series 2016A, Rev., 5.00%, 7/1/2028	260,000	263,981
Series 2014A, Rev., 5.00%, 7/1/2029	150,000	150,162
Series 2016A, Rev., 5.00%, 7/1/2029	25,000	25,367
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (c)	4,985,000	5,004,435
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (c)	5,225,000	5,250,491
Okaloosa County School Board Series 2022A, COP, 5.00%, 10/1/2027	65,000	68,020
Orange County Convention Center
Series 2016B, Rev., 5.00%, 10/1/2026	155,000	159,178

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2017, Rev., 5.00%, 10/1/2027	135,000	141,338
Series 2017, Rev., 5.00%, 10/1/2028	35,000	37,230
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2025	1,120,000	1,126,722
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	102,630
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	58,416
Series 2023A, Rev., 5.00%, 10/1/2029	55,000	59,165
Orange County School Board
Series 2015C, COP, 5.00%, 8/1/2025 (b)	1,165,000	1,168,644
Series 2015D, COP, 5.00%, 8/1/2025	60,000	60,169
Series 2015D, COP, 5.00%, 8/1/2025 (b)	790,000	792,470
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,000,000	1,024,010
Series 2017B, COP, 5.00%, 8/1/2026	335,000	342,522
Series 2016B, COP, 5.00%, 8/1/2027	100,000	102,143
Orlando Utilities Commission
Series 2012A, Rev., 5.00%, 10/1/2025	310,000	311,975
Series 2013A, Rev., 5.00%, 10/1/2025	770,000	774,906
Series 2018A, Rev., 5.00%, 10/1/2025	470,000	472,994
Series 2020A, Rev., 5.00%, 10/1/2026	60,000	61,666
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	52,542
Palm Beach County School District
Series 2014B, COP, 5.00%, 8/1/2025	340,000	340,970
Series 2015B, COP, 5.00%, 8/1/2025	80,000	80,237
Series 2015B, COP, 5.00%, 8/1/2025 (b)	45,000	45,133
Series 2015D, COP, 5.00%, 8/1/2025	115,000	115,341
Series 2017B, COP, 5.00%, 8/1/2025	180,000	180,514
Series 2018A, COP, 5.00%, 8/1/2025	300,000	300,856
Series 2018B, COP, 5.00%, 8/1/2025	50,000	50,143
Series 2018C, COP, 5.00%, 8/1/2025	50,000	50,161
Series 2018B, COP, 5.00%, 8/1/2028	115,000	122,045
Series B, COP, 5.00%, 8/1/2028	100,000	106,126
Pasco County School Board
Series 2022A, COP, 5.00%, 8/1/2025	1,690,000	1,694,739
Series 2022A, COP, 5.00%, 8/1/2027	90,000	93,725
Polk County School District Series 2019, Rev., 5.00%, 10/1/2025	370,000	372,468
Sarasota County School Board, Florida Certificates of Participation Master Lease Program
Series 2022A, COP, 5.00%, 7/1/2026	255,000	260,582
Series 2023A, COP, 5.00%, 7/1/2029	20,000	21,483
School Board of Miami-Dade County (The)
Series 2015A, COP, 5.00%, 7/9/2025	535,000	535,979
Series 2016B, COP, 5.00%, 8/1/2026	25,000	25,515
Series 2015D, COP, 5.00%, 2/1/2027	2,400,000	2,427,428
Series 2016B, COP, 5.00%, 8/1/2027	95,000	96,788
Series 2015D, COP, 5.00%, 2/1/2028	190,000	192,011
School District of Broward County
Series 2015A, COP, 5.00%, 7/1/2025	90,000	90,118
Series 2015B, COP, 5.00%, 7/1/2025	335,000	335,440
Series C, COP, 5.00%, 7/1/2025	45,000	45,059

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2015A, COP, 5.00%, 7/9/2025	630,000	631,154
Series 2015A, COP, A.G., 5.00%, 7/9/2025	495,000	495,906
Series 2015B, COP, 5.00%, 7/9/2025	150,000	150,275
Series A, COP, 5.00%, 7/1/2026	40,000	40,807
Series C, COP, 5.00%, 7/1/2026	20,000	20,403
Series A, COP, 5.00%, 7/1/2027	1,070,000	1,091,273
Series B, COP, 5.00%, 7/1/2027	375,000	382,456
Series A, COP, 5.00%, 7/1/2028	350,000	356,434
Series 2019A, COP, 5.00%, 7/1/2029	130,000	139,331
Series 2019B, COP, 5.00%, 7/1/2029	75,000	80,383
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	215,000	216,717
South Florida Water Management District, COP, 5.00%, 10/1/2025	245,000	246,528
State of Florida Board of Education, Public Education Capital Outlay
Series 2016E, GO, 5.00%, 6/1/2025	185,000	185,000
Series 2017C, GO, 5.00%, 6/1/2025	45,000	45,000
Series 2023A, GO, 5.00%, 6/1/2025	100,000	100,000
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,027
Series 2017B, GO, 5.00%, 6/1/2026	30,000	30,645
Series 2023A, GO, 5.00%, 6/1/2026	155,000	158,331
Series 2021B, GO, 5.00%, 7/1/2026	50,000	51,171
State of Florida Department of Education
Series 2018A, Rev., 5.00%, 7/1/2025	1,000,000	1,001,429
Series 2018A, Rev., 5.00%, 7/1/2027	65,000	67,435
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2025	25,000	25,037
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	40,894
Series 2019A, Rev., 5.00%, 7/1/2027	45,000	46,999
Series 2021A, Rev., 5.00%, 7/1/2027	60,000	62,665
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,611
Rev., 5.00%, 7/1/2030	25,000	27,359
State of Florida Department of Transportation Turnpike System
Series 2018A, Rev., 5.00%, 7/1/2025	20,000	20,030
Series 2019A, Rev., 5.00%, 7/1/2025	30,000	30,046
Series 2021B, Rev., 5.00%, 7/1/2025	400,000	400,609
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,784
Series 2018A, Rev., 5.00%, 7/1/2026	125,000	127,820
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	25,564
Series 2025A, Rev., 5.00%, 7/1/2029	2,990,000	3,228,428
Series 2024A, Rev., 6.00%, 7/1/2029	20,000	22,343
State of Florida Department of Transportation, Indirect Garvees Series 2019A, Rev., 5.00%, 7/1/2029	160,000	172,375
State of Florida Lottery
Series 2016A, Rev., 5.00%, 7/1/2025	90,000	90,141
Series 2017A, Rev., 5.00%, 7/1/2028	45,000	47,791
State of Florida, Department of Transportation Roght of Way Acquisition and Bridge Construction Series 2017A, GO, 5.00%, 7/1/2025	50,000	50,075
State of Florida, Public Education Capital Outlay
Series 2014B, GO, 5.00%, 6/1/2025	2,325,000	2,325,000
Series 2015A, GO, 5.00%, 6/1/2025	210,000	210,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2015F, GO, 5.00%, 6/1/2025	60,000	60,000
Series 2016B, GO, 5.00%, 6/1/2025	475,000	475,000
Series 2016E, GO, 5.00%, 6/1/2026	315,000	321,770
Series 2017C, GO, 5.00%, 6/1/2026	20,000	20,430
Series 2021B, GO, 5.00%, 6/1/2029	40,000	43,216
State of Florida, Right of Way Acquisition and Bridge Construction
Series 2017A, GO, 5.00%, 7/1/2026	25,000	25,585
Series 2019A, GO, 5.00%, 7/1/2026	40,000	40,937
State of Florida, State Board of Education, Lottery Series 2014A, Rev., 3.00%, 7/1/2025	70,000	69,975
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	75,000	75,500
Tohopekaliga Water Authority, Utility System, Rev., 5.00%, 10/1/2025	180,000	181,177
Volusia County School Board, Master Lease Program Series 2021A, COP, 5.00%, 8/1/2025	150,000	150,453
Total Florida		186,698,175
Georgia — 0.4%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25,000	26,229
City of Atlanta Department of Aviation Series 2020A, Rev., 5.00%, 7/1/2025	35,000	35,052
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 11/1/2025	95,000	95,144
Series 2004, Rev., A.G., 5.75%, 11/1/2025	20,000	20,227
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	140,000	147,044
Series 2018C, Rev., 5.00%, 11/1/2027 (b)	30,000	31,545
Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,350,000	1,444,797
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2026	130,000	130,209
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	50,000	52,516
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	237,385
County of Carroll Series 2021, GO, 5.00%, 6/1/2026	135,000	137,578
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax, GO, 5.00%, 12/1/2025	40,000	40,406
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2025	20,000	20,148
Development Authority for Fulton County Series 2017B, Rev., 5.00%, 11/1/2025	100,000	100,846
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,199,837
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2006-2, Rev., 3.88%, 3/6/2026 (c)	350,000	350,966
Floyd County Hospital Authority, Floyd Medical Center Project, Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,434
Georgia State Road and Tollway Authority Series 2020, Rev., 5.00%, 6/1/2026	60,000	61,236
Henry County School District
Series 2016, GO, 5.00%, 8/1/2025	50,000	50,162
Series 2016, GO, 4.00%, 8/1/2026 (b)	75,000	75,949
Henry County Water Authority Series 2021, Rev., 5.00%, 2/1/2026	70,000	70,937
Metropolitan Atlanta Rapid Transit Authority Series 2023B, Rev., 5.00%, 7/1/2025	20,000	20,028
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,275,000	1,288,894
Municipal Electric Authority of Georgia Project Series 2016A, Rev., 5.00%, 1/1/2026	265,000	267,666
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2026	3,575,000	3,609,934
Private Colleges and Universities Authority, Emory University
Series 2020B, Rev., 5.00%, 9/1/2025	670,000	672,777

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Series 2019A, Rev., 5.00%, 9/1/2026	25,000	25,624
Richmond County Board of Education, Sales Tax, GO, 5.00%, 10/1/2025	550,000	553,614
State of Georgia
Series 2020A, GO, 5.00%, 8/1/2025	160,000	160,516
Series 2016E, GO, 5.00%, 12/1/2025	65,000	65,670
Series 2018A, GO, 5.00%, 7/1/2026	55,000	56,288
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,362
Walton County School District Series 2012, GO, 5.25%, 8/1/2025	50,000	50,169
Total Georgia		13,145,189
Hawaii — 0.2%
City and County Honolulu Wastewater System, First Resolution Series B, Rev., 4.00%, 7/1/2025	250,000	250,181
City and County of Honolulu
Series A, GO, 5.00%, 9/1/2025	25,000	25,124
Series A, GO, 5.00%, 10/1/2025	70,000	70,470
Series C, GO, 5.00%, 10/1/2025	50,000	50,336
Series 2012C, GO, 3.00%, 11/1/2025	175,000	174,697
Series A, GO, 5.00%, 9/1/2026	20,000	20,523
Series C, GO, 5.00%, 10/1/2026	1,500,000	1,508,146
Series C, GO, 5.00%, 10/1/2027	2,100,000	2,111,013
City and County of Honolulu, Rail Transit Project
Series 2019A, GO, 5.00%, 9/1/2025	175,000	175,868
Series 2020B, GO, 5.00%, 3/1/2026	25,000	25,386
Series 2021E, GO, 5.00%, 3/1/2026	350,000	355,408
City and County of Honolulu, Wastewater System Series B, Rev., 5.00%, 7/1/2025 (b)	100,000	100,152
County of Hawaii Series C, GO, 5.00%, 9/1/2026	20,000	20,290
County of Maui Series 2018, GO, 5.00%, 9/1/2025	40,000	40,187
State of Hawaii
Series EY, GO, 5.00%, 10/1/2025	55,000	55,364
Series EZ, GO, 5.00%, 10/1/2025	85,000	85,562
Series FG, GO, 5.00%, 10/1/2025	25,000	25,165
Series FN, GO, 5.00%, 10/1/2025	25,000	25,165
Series FH, GO, 5.00%, 10/1/2026	135,000	138,913
Series ET, GO, 5.00%, 10/1/2028	25,000	25,124
Series 2016FB, GO, 4.00%, 4/1/2029	125,000	125,791
Series EO, GO, 5.00%, 8/1/2029	40,000	40,041
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2028	35,000	35,587
Total Hawaii		5,484,493
Idaho — 0.1%
Ada and Canyon Counties Joint School District No. 2 Meridian Series 2015, GO, 5.00%, 8/15/2025 (b)	2,515,000	2,524,751
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	95,167
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., GRAN, 5.00%, 7/15/2025	245,000	245,512
Series 2015A, Rev., GRAN, 5.00%, 7/15/2026	70,000	71,699
Idaho Housing and Finance Association, Single Family Mortgage Series 2009A, Class I, Rev., VRDO, 1.86%, 6/12/2025 (c)	565,000	565,000
Idaho State Building Authority, Sales Tax Series 2024A, Rev., 5.00%, 6/1/2026	245,000	249,974
Total Idaho		3,752,103

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — 3.5%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	40,409
Series 2022D, Rev., 5.00%, 1/1/2026	215,000	217,200
Series E, Rev., 5.00%, 1/1/2026	225,000	227,302
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	30,887
Series A, Rev., 5.00%, 1/1/2027	70,000	72,070
Series C, Rev., 5.00%, 1/1/2027	310,000	313,414
Series C, Rev., 5.00%, 1/1/2028	885,000	892,158
Series C, Rev., 5.00%, 1/1/2028	60,000	61,674
Series E, Rev., 5.25%, 1/1/2028	125,000	129,239
Series C, Rev., 5.00%, 1/1/2029	180,000	181,410
City of Chicago Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,702,708
City of Decatur
GO, 4.00%, 3/1/2026	340,000	342,197
GO, 4.00%, 3/1/2027	200,000	203,226
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	393,227
County of Cook
Series 2021A, GO, 5.00%, 11/15/2025	75,000	75,587
Series 2022A, GO, 5.00%, 11/15/2025	370,000	372,897
Series 2021B, GO, 4.00%, 11/15/2026	120,000	121,546
Series 2016A, GO, 5.00%, 11/15/2027	45,000	46,068
Series 2021A, GO, 5.00%, 11/15/2028	110,000	117,069
County of Will Series 2016, GO, 5.00%, 11/15/2025 (b)	120,000	121,083
Du Page Cook and Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	606,949
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (c)	10,500,000	10,495,837
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2016, Rev., 4.00%, 7/1/2025	20,000	20,014
Series 2019, Rev., 5.00%, 1/1/2026	285,000	288,284
Series 2020, Rev., 5.00%, 1/1/2026	40,000	40,461
Series 2020, Rev., 5.00%, 7/1/2026	75,000	76,676
Rev., 5.00%, 1/1/2027	2,820,000	2,911,059
Series 2020, Rev., 5.00%, 1/1/2029	35,000	37,393
Illinois Finance Authority, Edward Elmhurst Healthcare
Series 2017A, Rev., 4.00%, 1/1/2027 (b)	45,000	45,792
Series 2017A, Rev., 5.00%, 1/1/2027 (b)	975,000	1,007,130
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2017A, Rev., 5.00%, 7/15/2025	50,000	50,100
Series 2017A, Rev., 5.00%, 7/15/2028	20,000	20,905
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	80,723
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.38%, 6/12/2025 (d)	5,790,000	5,747,731
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	1,355,000	1,378,529
Series 2016C, Rev., 5.00%, 2/15/2028	520,000	535,069
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025	1,340,000	1,341,013
Series 2015A, Rev., 5.00%, 11/15/2027	185,000	185,134

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2015A, Rev., 5.00%, 11/15/2028	175,000	175,111
Illinois Finance Authority, Silver Cross Hospital and Medical Centers Series 2015C, Rev., 5.00%, 8/15/2025	6,070,000	6,092,288
Illinois Finance Authority, State Clean Water Initiative
Series 2017, Rev., 5.00%, 7/1/2025	295,000	295,437
Series 2016, Rev., 4.00%, 7/1/2026	110,000	110,603
Series 2019, Rev., 5.00%, 7/1/2026	205,000	209,580
Series 2016, Rev., 5.00%, 1/1/2027	20,000	20,224
Series 2017, Rev., 5.00%, 7/1/2027	170,000	175,563
Series 2016, Rev., 5.00%, 1/1/2028	395,000	399,420
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	380,000	388,515
Series 2016A, Rev., 5.25%, 8/15/2026 (b)	1,060,000	1,086,855
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2025	1,025,000	1,028,098
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	218,569
Series 2021A, Rev., 5.00%, 8/15/2028	340,000	359,242
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	3,000,000	3,097,487
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 4.00%, 2/15/2026 (b)	5,495,000	5,533,933
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,020,000	27,177,302
Series 2020A, Rev., 5.00%, 4/1/2026	25,000	25,401
Illinois Housing Development Authority, Rev., FHA, 4.00%, 6/1/2025 (c)	2,935,000	2,935,000
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2026	355,000	355,733
Series 2015A, Rev., 5.00%, 2/1/2027	50,000	50,100
Series 2015A, Rev., 5.00%, 2/1/2028	25,000	25,047
Series 2015A, Rev., 5.00%, 2/1/2029	155,000	155,264
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2026	60,000	60,733
Series 2019B, Rev., 5.00%, 1/1/2026	180,000	182,199
Series 2018A, Rev., 5.00%, 1/1/2028	180,000	189,384
Series 2019B, Rev., 5.00%, 1/1/2028	20,000	21,043
Series 2019C, Rev., 5.00%, 1/1/2028	630,000	662,844
Series 2018A, Rev., 5.00%, 1/1/2029	100,000	106,977
Series 2019C, Rev., 5.00%, 1/1/2030	70,000	75,964
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	95,000	97,758
Series 2016A, Rev., 5.00%, 12/1/2029	1,315,000	1,342,777
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2025 (b)	1,360,000	1,360,000
Series 2017, Rev., 5.00%, 6/1/2026 (b)	1,555,000	1,586,915
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2025	275,000	275,373
Series 2003A, Rev., NATL - RE, 5.50%, 7/1/2025	80,000	80,140
Series 2017A, Rev., 5.00%, 7/1/2029	2,730,000	2,818,318
State of Illinois
Series 2018B, GO, 5.00%, 10/1/2025	35,000	35,199
Series 2020B, GO, 5.00%, 10/1/2025	40,000	40,227

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2020D, GO, 5.00%, 10/1/2025	75,000	75,426
Series 2017D, GO, 5.00%, 11/1/2025	6,180,000	6,225,683
Series 2017A, GO, 5.00%, 12/1/2025	250,000	252,181
GO, 5.00%, 2/1/2026	25,000	25,286
Series 2021A, GO, 5.00%, 3/1/2026	150,000	151,928
Series 2022A, GO, 5.00%, 3/1/2026	40,000	40,514
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	595,034
Series 2023D, GO, 5.00%, 7/1/2026	780,000	794,392
Series 2018B, GO, 5.00%, 10/1/2026	225,000	230,019
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,334,113
Series 2017D, GO, 5.00%, 11/1/2026	19,825,000	20,306,375
Series 2019A, GO, 5.00%, 11/1/2026	80,000	81,887
Series 2016, GO, 5.00%, 2/1/2027	825,000	847,481
Series 2022A, GO, 5.00%, 3/1/2027	50,000	51,422
Series 2017D, GO, 5.00%, 11/1/2027	1,925,000	2,002,643
Series 2021C, GO, 4.00%, 3/1/2028	175,000	178,035
Series 2022B, GO, 5.00%, 3/1/2028	50,000	52,035
Series 2023D, GO, 5.00%, 7/1/2028	75,000	78,317
Series 2020B, GO, 5.00%, 10/1/2028	175,000	183,219
Series 2017D, GO, 5.00%, 11/1/2028	3,010,000	3,110,082
Series 2021A, GO, 5.00%, 12/1/2028	50,000	52,607
Series 2018A, GO, 5.00%, 5/1/2029	125,000	129,835
Series 2017C, GO, 5.00%, 11/1/2029	3,800,000	3,920,154
Series 2021A, GO, 5.00%, 12/1/2029	65,000	69,098
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,869,198
Series 2021A, Rev., 4.00%, 6/15/2028	20,000	20,421
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	56,325
Total Illinois		134,114,503
Indiana — 0.6%
Carmel Local Public Improvement Bond Bank Series 2021A, Rev., 4.00%, 7/15/2025	65,000	65,055
City of Indianapolis, Department of Public Utilities Gas Utility, Second Lien
Series 2017A, Rev., 5.00%, 8/15/2025	395,000	396,519
Series 2017A, Rev., 5.00%, 8/15/2026	35,000	35,880
Series 2017A, Rev., 5.00%, 8/15/2027	110,000	115,042
City of Indianapolis, Department of Public Utilities Water System
Series 2018A, Rev., 5.00%, 10/1/2025	805,000	810,155
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,697
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (c)	2,900,000	2,925,383
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage, Rev., 5.00%, 1/15/2026	45,000	45,471
Indiana Finance Authority
Series 2016C, Rev., 5.00%, 12/1/2025	235,000	237,214
Series 2019A, Rev., 5.00%, 2/1/2027	20,000	20,674
Series 2016C, Rev., 5.00%, 6/1/2027	230,000	235,696
Series 2017A, Rev., 5.00%, 6/1/2027 (b)	50,000	52,153
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	235,000	240,024

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	70,440
Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	20,921
Indiana Finance Authority, CWA Authority Project, First Lien Series 2022A, Rev., 5.00%, 10/1/2027	25,000	26,226
Indiana Finance Authority, Deaconess Health System Series 2016A, Rev., 4.00%, 9/1/2026 (b)	1,065,000	1,078,852
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2026	100,000	102,627
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (c)	60,000	58,411
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2019B, Rev., 2.25%, 7/1/2025 (c)	3,775,000	3,769,213
Series 2016A, Rev., 5.00%, 12/1/2025	210,000	211,799
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,370,000	3,540,348
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	4,025,000	4,333,878
Indiana Finance Authority, Stadium Project
Series 2022A, Rev., 5.00%, 2/1/2029	300,000	318,789
Series 2022A, Rev., 5.00%, 2/1/2030	160,000	171,896
Indiana Finance Authority, State Revolving Fund Program
Series 2017C, Rev., 5.00%, 2/1/2026	215,000	217,924
Series 2019A, Rev., 5.00%, 2/1/2026	290,000	293,943
Series E, Rev., 5.00%, 2/1/2026	50,000	50,680
Series D, Rev., 5.00%, 8/1/2026 (b)	140,000	143,442
Series 2025C, Rev., 5.00%, 2/1/2027	1,380,000	1,427,439
Series 2018A, Rev., 5.00%, 2/1/2028 (b)	55,000	58,108
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2005A-7, Rev., 4.00%, 10/1/2025	30,000	30,078
Indiana Municipal Power Agency, Power Supply System
Series 2016C, Rev., 5.00%, 1/1/2027	245,000	250,051
Series 2016C, Rev., 5.00%, 1/1/2028	975,000	992,954
Series 2016C, Rev., 5.00%, 1/1/2029	80,000	81,337
Indiana University
Series 2015A, Rev., 5.00%, 6/1/2026	100,000	100,157
Series 2016A, Rev., 5.00%, 6/1/2028	20,000	20,329
Indianapolis Local Public Improvement Bond Bank
Series 2021A, Rev., 5.00%, 6/1/2025	190,000	190,000
Series 2018B, Rev., 5.00%, 1/1/2029 (b)	25,000	26,794
Ivy Tech Community College of Indiana, Student Fee Series W, Rev., 5.00%, 7/1/2025	205,000	205,303
Penn High School Building Corp., Mishawaka St. Joseph County Indiana, Ad Valorem Property Tax Series 2024B, Rev., 5.00%, 7/15/2025	900,000	901,649
Purdue University
Series 2016CC, Rev., 5.00%, 7/1/2026	30,000	30,676
Series EE, Rev., 5.00%, 7/1/2026	60,000	61,351
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020B, Rev., 4.00%, 7/15/2025	40,000	40,027
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	110,484
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,176
Total Indiana		24,181,265
Iowa — 1.8%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	17,100,000	17,182,230
County of Polk Series 2024A, GO, AMT, 5.00%, 6/1/2030	2,170,000	2,316,877

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 1.55%, 6/12/2025 (c)	21,600,000	21,600,000
Iowa Finance Authority, State Revolving Fund Series 2015, Rev., 5.00%, 8/1/2025	95,000	95,309
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series S, Rev., 5.00%, 9/1/2025	25,000	25,114
State of Iowa, Ijobs Program
Series 2016A, Rev., 5.00%, 6/1/2025	590,000	590,000
Series 2016A, Rev., 5.00%, 6/1/2027	3,610,000	3,680,365
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026	24,140,000	24,145,948
Xenia Rural Water District, Capital Loan Notes, Rev., 5.00%, 12/1/2026 (b)	185,000	190,768
Total Iowa		69,826,611
Kansas — 0.7%
Butler County Unified School District No. 385 Andover
Series 2017, GO, 4.00%, 9/1/2025	50,000	50,101
Series 2017, GO, 4.00%, 9/1/2027	2,000,000	2,045,710
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,195,284
City of Wichita Water and Sewer Utility Series 2016B, Rev., 5.00%, 10/1/2025	30,000	30,180
County of Johnson Series 2018A, GO, 5.00%, 9/1/2025	65,000	65,312
Franklin County Unified School District No. 290 Ottawa
Series A, GO, 4.00%, 9/1/2025 (b)	55,000	55,122
Series A, GO, 4.75%, 9/1/2025 (b)	80,000	80,324
Geary County Unified School District No. 475 Series 2017A, GO, 5.00%, 9/1/2025 (b)	20,000	20,096
Johnson County Unified School District No. 512 Shawnee Mission Series 2015A, GO, 5.00%, 10/1/2025 (b)	20,000	20,120
Kansas Development Finance Authority Series 2020B, Rev., 5.00%, 5/1/2028	35,000	37,127
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (c)	9,220,000	9,726,051
Kansas Development Finance Authority, State of Kansas Project Series 2019F, Rev., 5.00%, 11/1/2026	30,000	30,874
Rice County Unified School District No. 376 Sterling Series 2015, GO, A.G., 4.00%, 9/1/2025 (b)	1,200,000	1,202,370
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	100,000	104,590
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025 (b)	25,000	25,119
State of Kansas Department of Transportation
Series 2015B, Rev., 5.00%, 9/1/2025	300,000	301,370
Series 2018A, Rev., 5.00%, 9/1/2025	265,000	266,220
Series 2018A, Rev., 5.00%, 9/1/2026	105,000	107,677
Series 2018A, Rev., 5.00%, 9/1/2027	20,000	20,929
Series 2025A, Rev., 5.00%, 9/1/2027 (f)	2,370,000	2,478,875
Series 2025A, Rev., 5.00%, 9/1/2028 (f)	4,375,000	4,655,305
Total Kansas		25,518,756
Kentucky — 0.8%
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (c)	1,000,000	1,006,322
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series 2015A, Rev., 5.00%, 9/1/2025	245,000	246,177
Series 2023A, Rev., 5.00%, 9/1/2025	3,805,000	3,823,272
Series 2015A, Rev., 5.00%, 9/1/2026	285,000	286,323
Series 2015A, Rev., 5.00%, 9/1/2027	90,000	90,376
Kentucky Bond Development Corp. Series 2019, Rev., 5.00%, 9/1/2025	1,960,000	1,968,141
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	685,000	686,601

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc. Series 2000B, Rev., NATL - RE, Zero Coupon, 10/1/2028	245,000	212,416
Kentucky Housing Corp., Multi Family Housing Beecher Terrace Phase IV Project, Rev., 5.00%, 9/1/2026 (c)	100,000	101,226
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Series 2016A, Rev., 5.00%, 2/1/2027	75,000	76,050
Kentucky Public Energy Authority, Gas Supply
Series 2018C-1, Rev., 4.00%, 6/1/2025 (c)	3,000,000	3,000,000
Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	711,785
Kentucky State Property and Building Commission, Rev., 5.00%, 8/1/2025	3,180,000	3,189,417
Kentucky State Property and Building Commission, Project No. 108
Series A, Rev., 5.00%, 8/1/2025	3,075,000	3,084,361
Series B, Rev., 5.00%, 8/1/2026	45,000	45,954
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2025	125,000	125,878
Series B, Rev., 5.00%, 11/1/2026	620,000	636,099
Series B, Rev., 5.00%, 11/1/2027	890,000	911,536
Series B, Rev., 5.00%, 11/1/2028	95,000	97,193
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000,000	1,047,797
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	1,415,000	1,467,534
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	1,000,000	1,047,797
Kentucky State Property and Building Commission, Project No. 130
Series 2024B, Rev., 5.00%, 11/1/2025	175,000	176,229
Series 2024B, Rev., 5.00%, 11/1/2026	125,000	128,246
Series 2024B, Rev., 5.00%, 11/1/2030	170,000	185,089
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2027	1,850,000	1,935,520
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2026	2,440,000	2,476,142
Kentucky Turnpike Authority Series 2016A, Rev., 5.00%, 7/1/2029	1,210,000	1,229,161
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	390,000	390,542
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	56,264
Series B, Rev., 5.00%, 7/1/2026	115,000	117,644
Series B, Rev., 4.00%, 7/1/2027	205,000	208,659
Series 2016A, Rev., 5.00%, 7/1/2027	620,000	630,545
Series B, Rev., 5.00%, 7/1/2027	30,000	31,289
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2026	25,000	25,546
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,502
Scott County School District Finance Corp., Rev., 5.00%, 6/1/2025	20,000	20,000
Total Kentucky		31,498,633
Louisiana — 1.6%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	455,000	459,338
Louisiana Local Government Environmental Facilities and Community Development Authority Series 2017, Rev., 5.00%, 10/1/2026	200,000	205,127
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Projects, Rev., 5.00%, 10/1/2025	1,000,000	1,005,571
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (c) (e)	14,010,000	14,058,389
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	25,000	25,592
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	72,011

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	1,000,000	979,797
State of Louisiana
Series 2016A, GO, 5.00%, 9/1/2025	25,000	25,126
Series 2016D, GO, 5.00%, 9/1/2025	50,000	50,253
Series 2019A, Rev., 5.00%, 9/1/2025	35,000	35,177
Series 2024E, GO, 5.00%, 9/1/2028	2,400,000	2,558,145
Series 2024E, GO, 5.00%, 9/1/2029	1,000,000	1,081,602
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.45%, 6/2/2025 (c)	6,000,000	6,000,000
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 1.45%, 6/2/2025 (c)	33,900,000	33,900,000
Total Louisiana		60,456,128
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	35,668
Maine Municipal Bond Bank, Transportation Infrastructure Transcap Program Series 2021A, Rev., 5.00%, 9/1/2025 (b)	175,000	175,793
Maine School Administrative District No. 51
GO, 4.00%, 8/1/2025	50,000	50,064
Series 2025A, GO, BAN, 4.50%, 12/30/2025	9,600,000	9,672,206
Maine Turnpike Authority
Series 2015, Rev., 5.00%, 7/1/2025	190,000	190,289
Rev., 5.00%, 7/1/2029	1,640,000	1,770,121
Rev., 5.00%, 7/1/2030	1,300,000	1,420,721
State of Maine Series 2017B, GO, 5.00%, 6/1/2026	25,000	25,540
University of Maine System Series 2022, Rev., 5.00%, 3/1/2026	40,000	40,572
Total Maine		13,380,974
Maryland — 0.0% ^
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2025	40,000	40,297
County of Anne Arundel Series 2020, GO, 5.00%, 10/1/2025	55,000	55,394
County of Baltimore Series 2015, GO, 5.00%, 8/1/2025	20,000	20,064
County of Montgomery Series 2017B, GO, 5.00%, 6/1/2026	20,000	20,425
County of Montgomery, Public Facilities Projects Series 2020A, COP, 5.00%, 10/1/2025	25,000	25,163
County of Prince George's Series 2023A, GO, 5.00%, 8/1/2025	125,000	125,421
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2025	20,000	20,049
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue, Rev., 5.00%, 7/1/2025	45,000	45,051
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2015, Rev., 5.00%, 8/15/2028	50,000	50,034
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Rev., 5.00%, 5/1/2026 (b)	140,000	142,618
Maryland State Transportation Authority
Series 2020, Rev., 5.00%, 7/1/2025	220,000	220,340
Series 2024A, Rev., 5.00%, 7/1/2025	100,000	100,155
State of Maryland
Series 2015B, GO, 4.00%, 8/1/2025	20,000	20,031
Series 2018A, GO, 5.00%, 3/15/2026	85,000	86,399
Series 2A, GO, 5.00%, 8/1/2026	40,000	40,996
Series 2017C, GO, 5.00%, 8/1/2027	35,000	36,645
Series 2016, GO, 4.00%, 6/1/2028	25,000	25,002

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
State of Maryland Department of Transportation Series 2019, Rev., 5.00%, 10/1/2026	25,000	25,725
State of Maryland Department of Transportation, Second Issue, Rev., 5.00%, 6/1/2025	65,000	65,000
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	20,000	20,064
State of Maryland, State and Local Facilities Loan of 2021 Series 2022D, GO, 4.00%, 8/1/2029	60,000	62,556
Washington Suburban Sanitary Commission
Series 2017-2, Rev., GTD, 5.00%, 6/1/2025	140,000	140,000
Series 2018, Rev., GTD, 5.00%, 6/1/2025	25,000	25,000
Total Maryland		1,412,429
Massachusetts — 4.8%
Acton and Boxborough Regional School District, GO, BAN, 4.50%, 7/10/2025	3,100,000	3,103,258
Brockton Area Transit Authority, Rev., RAN, 4.50%, 7/25/2025	3,700,000	3,704,457
City of Gloucester, GO, BAN, 4.00%, 10/3/2025	45,000	45,122
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026	4,714,249	4,757,550
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	18,500,000	18,907,392
City of Springfield, GO, BAN, 4.25%, 5/1/2026	9,435,208	9,528,366
City of Woburn, Municipal Purpose Loan, GO, 2.63%, 11/15/2025	100,000	99,588
Commonwealth of Massachusetts
Series 2019A, GO, 5.00%, 7/1/2025	20,000	20,032
Series A, GO, 5.00%, 7/1/2025 (b)	35,000	35,056
Series C, GO, 5.00%, 8/1/2025	30,000	30,098
Series 2018C, GO, 5.00%, 9/1/2025	545,000	547,726
Series C, GO, 5.00%, 10/1/2025	125,000	125,847
Series 2021B, GO, 5.00%, 11/1/2025	20,000	20,172
Series 2016A, GO, 5.00%, 7/1/2026	85,000	86,991
Series 2016B, GO, 5.00%, 7/1/2026	230,000	235,386
Series 2018B, GO, 5.00%, 7/1/2026	25,000	25,585
Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,260,066
Commonwealth of Massachusetts, Consolidated Loan of 2019 Series 2019G, GO, 5.00%, 9/1/2025	50,000	50,250
Greater Attleboro-Taunton Regional Transit Authority, Rev., RAN, GTD, 4.00%, 8/15/2025	830,000	829,628
Massachusetts Bay Transportation Authority Assessment
Series 2016A, Rev., 5.00%, 7/1/2025	35,000	35,051
Series 2006A, Rev., 5.25%, 7/1/2027 (b)	145,000	152,066
Massachusetts Bay Transportation Authority, Sales Tax
Series 2005A, Rev., 5.00%, 7/1/2025	75,000	75,117
Series A, Rev., 5.00%, 7/1/2025 (b)	35,000	35,053
Series B, Rev., 5.00%, 7/1/2025 (b)	150,000	150,227
Massachusetts Clean Water Trust (The)
Series 2006, Rev., 5.00%, 8/1/2025	20,000	20,065
Series 23 B, Rev., 5.00%, 2/1/2026	50,000	50,723
Massachusetts Development Finance Agency, Caregroup
Series 2015H-1, Rev., 5.00%, 7/1/2025 (b)	165,000	165,216
Series 2015H-1, Rev., 5.00%, 7/1/2025	220,000	220,271
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 1.25%, 6/2/2025 (c)	40,000,000	40,000,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 2.28%, 6/12/2025 (d) (e)	1,075,000	1,074,919
Series O-2, Rev., 5.00%, 7/1/2025 (b)	245,000	245,351
Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	45,949

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series 2016Q, Rev., 5.00%, 7/1/2028	305,000	310,959
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	45,000	45,084
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015C, Rev., 5.00%, 8/15/2025	45,000	45,181
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35,000	35,140
Series 2016A, Rev., 5.00%, 11/15/2025 (b)	110,000	111,031
Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,034
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.50%, 6/20/2025	7,200,000	7,203,166
Pioneer Valley Transit Authority, Rev., RAN, GTD, 4.50%, 7/11/2025	18,400,000	18,415,393
Southeastern Regional Transit Authority, Rev., RAN, 4.25%, 8/15/2025	3,900,000	3,905,914
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,484,995	2,506,442
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	8,699,000	8,791,481
Town of Middleton, Municipal Purpose Loan, GO, 2.50%, 8/15/2025	40,000	39,891
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025	10,745,000	10,766,456
Town of Northbridge, GO, BAN, 4.50%, 6/20/2025	8,700,000	8,705,909
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	5,495,000	5,553,435
Town of Westford, GO, BAN, 4.25%, 4/30/2026	17,720,270	17,913,766
University of Massachusetts Building Authority
Series 2015-1, Rev., 5.00%, 11/1/2025 (b)	85,000	85,735
Series 2015-1, Rev., 5.00%, 11/1/2029	3,000,000	3,021,473
Worcester Regional Transit Authority, Rev., RAN, GTD, 4.50%, 6/20/2025	6,500,000	6,503,095
Total Massachusetts		181,672,163
Michigan — 2.7%
City of Grand Rapids Sanitary Sewer System Series 2010, Rev., 5.00%, 1/1/2026	20,000	20,237
City of Lathrup Village, Limited Tax, GO, 5.00%, 10/1/2025	45,000	45,275
Grand Valley State University Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,643,157
Great Lakes Water Authority Sewage Disposal System, Senior Lien Series 2024A, Rev., 5.00%, 7/1/2026	150,000	153,348
Great Lakes Water Authority, Water Supply System, Second Lien
Series C, Rev., 5.00%, 7/1/2025	20,000	20,029
Series 2018A, Rev., 5.00%, 7/1/2026	45,000	45,946
Series C, Rev., 5.00%, 7/1/2026	125,000	127,790
Series C, Rev., 5.00%, 7/1/2028	25,000	25,491
Series C, Rev., 5.00%, 7/1/2029	50,000	50,927
Michigan Finance Authority Series 2018B, Rev., 5.00%, 10/1/2025	50,000	50,335
Michigan Finance Authority, Beaumont Spectrum Series 2022A, Rev., 5.00%, 4/15/2027	50,000	51,551
Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project, Rev., 5.00%, 11/1/2025	50,000	50,382
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2025	245,000	246,644
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2025	265,000	267,349
Series 2016, Rev., 5.00%, 11/15/2026	100,000	102,955
Rev., 5.00%, 11/15/2027	575,000	587,926
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,528
Series 2016, Rev., 5.00%, 11/15/2029	20,000	20,390
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	711,919
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	62,713
Series 2015MI, Rev., 5.50%, 12/1/2027	2,130,000	2,133,730

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Trinity Health Credit Group
Series 2015MI, Rev., 5.00%, 12/1/2025	100,000	100,227
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	46,339
Series 2017MI, Rev., 5.00%, 12/1/2027	195,000	202,260
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,212
Series 2015MI, Rev., 5.50%, 12/1/2028	45,000	45,078
Michigan State Building Authority
Series 2020I, Rev., 5.00%, 4/15/2028	45,000	47,641
Series 2016I, Rev., 5.00%, 10/15/2030	1,380,000	1,412,254
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 1.78%, 6/12/2025 (c)	20,000,000	20,000,000
Series 2015I, Rev., 5.00%, 10/15/2025 (b)	1,715,000	1,726,501
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	25,709
Series 2015I, Rev., 5.00%, 4/15/2029	20,000	20,122
Series 2015I, Rev., 5.00%, 4/15/2030	3,550,000	3,570,208
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 1.78%, 6/12/2025 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	3,550,000	3,631,595
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	30,000	30,279
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	11,250,000	11,187,025
Series 2024A, Rev., 3.70%, 4/1/2030	13,000,000	12,904,731
Michigan State University Series 2015A, Rev., 5.00%, 8/15/2028	25,000	25,090
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	1,700,000	1,663,790
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.53%, 6/2/2025 (c) (e)	30,000,000	30,000,000
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55,000	55,896
State of Michigan Trunk Line Series 2021A, Rev., 5.00%, 11/15/2025	25,000	25,233
State of Michigan, Environmental Program Series 2015A, GO, 5.00%, 12/1/2025	50,000	50,516
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	215,596
Total Michigan		102,085,924
Minnesota — 0.7%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017A, Rev., 5.00%, 11/15/2028	35,000	36,084
City of Minneapolis, Allina Health System Series 2023A, Rev., 5.00%, 11/15/2028 (c)	55,000	57,488
City of St. Cloud, Centracare Health System
Series 2016A, Rev., 5.00%, 5/1/2026	280,000	284,510
Series 2016A, Rev., 5.00%, 5/1/2029	55,000	55,810
County of Hennepin Sales Tax Series 2017A, Rev., 5.00%, 12/15/2025	55,000	55,612
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,237
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,764,379
Series 2019B, COP, 5.00%, 2/1/2028	395,000	413,632
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (b)	1,345,000	1,355,316
Minneapolis-St. Paul Metropolitan Airports Commission
Series A, Rev., 4.00%, 1/1/2026	60,000	60,386
Series A, Rev., 5.00%, 1/1/2026	25,000	25,304

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 3.89%, 6/6/2025 (d)	15,000,000	14,961,051
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021A, GO, 4.00%, 2/1/2029	255,000	262,734
State of Minnesota
COP, 5.00%, 6/1/2025	1,120,000	1,120,000
Series 2020A, GO, 5.00%, 8/1/2025	45,000	45,145
Series 2017A, GO, 5.00%, 10/1/2025	35,000	35,234
Series 2020A, GO, 5.00%, 8/1/2029	225,000	243,971
Series 2023B, GO, 5.00%, 8/1/2029	250,000	271,488
State of Minnesota, Various Purpose
Series 2015D, GO, 5.00%, 8/1/2026	235,000	235,737
Series 2019A, GO, 5.00%, 8/1/2026	25,000	25,623
Series 2018A, GO, 5.00%, 8/1/2030	2,820,000	2,983,918
University of Minnesota
Series 2019B, Rev., 5.00%, 10/1/2025	25,000	25,166
Series 2017B, Rev., 5.00%, 12/1/2025	175,000	176,793
Series 2015A, Rev., 5.00%, 8/1/2026	80,000	80,269
Total Minnesota		25,625,887
Mississippi — 0.3%
Mississippi Business Finance Corp., Waste Management, Inc., Project, Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,201,092
Mississippi Development Bank, Department of Corrections East Correctional Facility Refunding Bonds Project Series C, Rev., 5.00%, 8/1/2027	40,000	41,478
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	35,761
Mississippi Development Bank, Desoto County Mississippi Highway Project
Series 2024A, Rev., 5.00%, 1/1/2028	2,020,000	2,120,738
Series 2024A, Rev., 5.00%, 1/1/2029	2,000,000	2,130,492
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,213,337
Mississippi Development Bank, Rankin County School District Project, Rev., 5.00%, 6/1/2025	35,000	35,000
Rankin County School District, Limited Tax, GO, 5.00%, 8/1/2025	25,000	25,074
State of Mississippi
Series 2020B, GO, 5.00%, 9/1/2025	115,000	115,547
Series 2015A, GO, 4.00%, 10/1/2025 (b)	200,000	200,646
Series 2015A, GO, 5.00%, 10/1/2025 (b)	1,040,000	1,046,745
Series 2015F, GO, 4.00%, 11/1/2025 (b)	220,000	220,915
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	70,576
Series 2018A, GO, 5.00%, 11/1/2026 (b)	35,000	36,052
Series 2016B, GO, 5.00%, 12/1/2026 (b)	45,000	46,436
Series 2017A, GO, 5.00%, 10/1/2027 (b)	25,000	26,245
Total Mississippi		9,566,134
Missouri — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	140,000	143,665
City of Kansas City
Series 2017C, Rev., 5.00%, 9/1/2027	60,000	62,572
Series 2018A, GO, 5.00%, 2/1/2028	50,000	52,750
City of Kansas City Sanitary Sewer System Series 2016A, Rev., 5.00%, 1/1/2028	30,000	30,047
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	452,780

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2025	210,000	210,876
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	78,870
County of Dunklin, Rev., 3.00%, 12/1/2026	400,000	398,306
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2027	4,000,000	4,207,549
Series 2024, Rev., 5.00%, 11/1/2028	1,500,000	1,605,669
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	19,086,595
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,135,000	7,176,297
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	25,901
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	216,663
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	177,839
Series 2023A, Rev., 5.00%, 6/1/2028 (c)	750,000	785,537
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	220,000	223,691
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc., Rev., 5.00%, 11/15/2029	395,000	400,504
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Healthh System, Inc. Series 2016, Rev., 5.00%, 11/15/2025	50,000	50,432
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	310,000	326,434
Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	75,000	76,483
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	21,007
Series 2023, Rev., 5.00%, 1/1/2029	200,000	213,532
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 6/1/2025	330,000	330,000
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	9,750,000	9,789,768
Missouri State Board of Public Buildings Series 2020B, Rev., 5.00%, 10/1/2026	40,000	41,181
Missouri State Environmental Improvement and Energy Resources Authority Series 2015B, Rev., 5.00%, 7/1/2025	25,000	25,039
St. Louis County Library District, COP, 4.00%, 4/1/2027	2,010,000	2,010,582
Total Missouri		48,220,569
Nebraska — 0.2%
City of Lincoln, Electric System
Series 2015A, Rev., 5.00%, 9/1/2025 (b)	200,000	200,932
Series 2018, Rev., 5.00%, 9/1/2025	150,000	150,719
Rev., 5.00%, 9/1/2026	20,000	20,529
Series 2016, Rev., 5.00%, 9/1/2026	55,000	56,456
Series 2020A, Rev., 5.00%, 9/1/2026	75,000	76,985
Series 2020A, Rev., 5.00%, 9/1/2027	115,000	120,466
Rev., 5.00%, 9/1/2028	25,000	25,842
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,105,380
Nebraska Public Power District
Series 2016A, Rev., 5.00%, 1/1/2026	185,000	187,164
Series A-1, Rev., 5.00%, 1/1/2026	75,000	75,108
Series B, Rev., 5.00%, 1/1/2026	20,000	20,234
Series C, Rev., 5.00%, 1/1/2026	70,000	70,819
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	35,390

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Series C, Rev., 5.00%, 1/1/2028	20,000	20,202
Series 2023A, Rev., 5.00%, 7/1/2028	375,000	393,453
Omaha Public Power District Series 2022B, Rev., 5.00%, 2/1/2028	20,000	21,126
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,774,523
Scotts Bluff County School District No. 32 Series 2015, GO, 5.00%, 12/1/2025 (b)	60,000	60,613
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (b)	50,000	50,074
Total Nebraska		6,466,015
Nevada — 0.3%
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	410,000	410,251
Series 2016A, GO, 5.00%, 6/15/2025	360,000	360,220
Series 2015C, GO, 5.00%, 6/15/2026	115,000	116,161
Series 2016B, GO, 5.00%, 6/15/2026	150,000	152,999
Series 2017A, GO, 5.00%, 6/15/2026	500,000	509,998
Series 2021C, GO, 5.00%, 6/15/2026	55,000	56,100
Series 2015C, GO, 5.00%, 6/15/2028	335,000	337,895
Series 2017C, GO, 5.00%, 6/15/2028	300,000	312,749
Series 2019A, GO, A.G., 5.00%, 6/15/2029	25,000	25,835
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	99,914
Clark County Water Reclamation District, Limited Tax Series 2016, GO, 5.00%, 7/1/2025	30,000	30,043
County of Clark
Series 2018A, GO, 5.00%, 6/1/2025	285,000	285,000
Rev., 5.00%, 7/1/2026	50,000	51,102
Series 2016B, GO, 5.00%, 11/1/2026	85,000	87,567
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,573,902
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	140,000	143,078
County of Clark Passenger Facility Charge, Las Vegas Harry Reid International Airport Facility Series 2022B, Rev., 5.00%, 7/1/2025	680,000	680,988
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	40,000	40,058
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	71,539
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax Series 2019, Rev., 5.00%, 7/1/2026	25,000	25,551
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2026	75,000	76,653
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	205,000	209,507
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2029	135,000	142,080
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2025	35,000	35,353
Series 2018B, GO, 5.00%, 12/1/2029	215,000	227,789
Las Vegas Valley Water District
Series 2021B, GO, 5.00%, 6/1/2025	125,000	125,000
Series 2018B, GO, 5.00%, 6/1/2026	360,000	367,781
Series 2016B, GO, 5.00%, 6/1/2027	20,000	20,333
Nevada System of Higher Education Series 2023, Rev., 5.00%, 7/1/2025	20,000	20,030
State of Nevada Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 3.95%, 12/1/2025 (c) (e)	5,000,000	4,999,664
State of Nevada, Capital Improvement and Cultural Affairs Series 2020A, GO, 5.00%, 5/1/2027	50,000	52,075

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Truckee Meadows Water Authority
Series 2017, Rev., 5.00%, 7/1/2026	150,000	153,419
Rev., 5.00%, 7/1/2027	1,000,000	1,043,872
Washoe County School District Series 2015A, GO, 5.00%, 6/1/2025	25,000	25,000
Total Nevada		12,869,506
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act
Series 2016, Rev., 5.00%, 1/1/2026 (b)	45,000	45,451
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,005,914
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,001,971
New Hampshire Municipal Bond Bank Series 2016E, Rev., 5.00%, 8/15/2025	150,000	150,599
Total New Hampshire		4,203,935
New Jersey — 9.5%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project, Rev., GTD, 4.00%, 5/21/2026	23,000,000	23,223,912
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026	13,988,000	14,107,162
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026	3,638,000	3,666,789
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	10,000,000	10,110,033
Borough of Demarest, GO, BAN, 4.50%, 3/11/2026	8,080,000	8,153,932
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	14,130,000	14,231,117
Borough of Emerson, GO, BAN, 4.50%, 7/25/2025	3,243,000	3,246,561
Borough of Fanwood Series 2025A, GO, BAN, 4.00%, 2/26/2026	5,907,690	5,940,999
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026	7,079,000	7,135,769
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025	3,146,760	3,156,949
Borough of North Haledon, GO, BAN, 4.50%, 6/24/2025	4,400,000	4,402,592
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025	5,644,105	5,666,109
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	6,631,872	6,664,875
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025	6,343,000	6,363,109
Borough of Ramsey, GO, BAN, 4.00%, 2/27/2026	7,700,000	7,743,574
Brick Township Municipal Utilities Authority (The) Series 2016B, Rev., GTD, 5.00%, 12/1/2025	200,000	201,981
Burlington County Bridge Commission, Government Leasing Program Series 2024D, Rev., RAN, 4.25%, 12/11/2025	5,700,000	5,725,843
Camden County Improvement Authority (The), City Hall Project, Rev., GTD, 5.00%, 12/1/2025	30,000	30,294
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	30,162
City of Ocean City, General Improvement, GO, 4.00%, 9/15/2025	40,000	40,119
County of Essex Series 2017, GO, 5.00%, 8/1/2025	25,000	25,081
County of Hudson Series B, GO, 4.00%, 7/1/2025	40,000	40,029
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 6/18/2025	11,900,000	11,909,306
Hudson County Improvement Authority, Courthouse Project
Rev., 4.00%, 10/1/2025	120,000	120,330
Series 2020, Rev., 5.00%, 10/1/2026	195,000	200,337
Series 2020, Rev., 5.00%, 10/1/2027	30,000	31,450
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	8,000,000	8,125,570
Monmouth County Improvement Authority (The)
Series 2019B, Rev., GTD, 5.00%, 12/1/2025	30,000	30,312
Rev., GTD, 4.00%, 3/13/2026	24,500,000	24,667,511
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	40,873
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25,000	25,498
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,090,660

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, RWJ Barnabas Health Series 1997A, Rev., NATL - RE, Zero Coupon, 7/1/2026 (b)	1,980,000	1,911,995
New Jersey Economic Development Authority, School Facilities Construction
Series 2014PP, Rev., A.G. - CR, 5.00%, 6/15/2025	10,000,000	10,005,845
Series WW, Rev., 5.00%, 6/15/2025 (b)	180,000	180,126
Series XX, Rev., 5.25%, 6/15/2025 (b)	55,000	55,043
Series 2019GGG, Rev., 5.25%, 9/1/2025 (e)	1,205,000	1,210,948
Series 2005N-1, Rev., A.G., 5.50%, 9/1/2025	195,000	196,150
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	40,561
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,784,529
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	3,500,000	3,595,108
Series AAA, Rev., 5.00%, 12/15/2026 (b)	75,000	77,454
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,010
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,661,375
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	68,355
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,039
New Jersey Educational Facilities Authority, College of New Jersey Series 2015G, Rev., 5.00%, 7/1/2025 (b)	465,000	465,590
New Jersey Educational Facilities Authority, Princeton University Series 2015D, Rev., 5.00%, 7/1/2025	45,000	45,072
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. Series 2016, Rev., 5.00%, 7/1/2025	385,000	385,563
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	235,000	235,289
Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	1,000,000	1,016,799
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Series 2017A, Rev., 5.00%, 7/1/2025	20,000	20,026
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	56,168
Series 2016A, Rev., 5.00%, 7/1/2029	140,000	142,464
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated, Rev., 5.00%, 7/1/2026	50,000	51,051
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Rev., 5.00%, 7/1/2025	245,000	245,850
Rev., 5.00%, 7/1/2026	1,125,000	1,128,957
Series 2013, Rev., 5.00%, 7/1/2027	190,000	191,146
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 5.00%, 6/2/2026 (c) (f)	16,000,000	16,198,662
New Jersey Infrastructure Bank Series 2012A-R, Rev., GTD, 4.00%, 9/1/2025	120,000	120,284
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 12/15/2028 (b)	155,000	166,287
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	354,133
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	66,181
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023AA, Rev., 5.00%, 6/15/2025	2,000,000	2,001,221
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2021A, Rev., 5.00%, 6/15/2026	100,000	101,997
Series 2018A, Rev., 5.00%, 12/15/2026	25,000	25,750
Series 2019A, Rev., 5.00%, 12/15/2026	150,000	154,499
Series 2018A, Rev., 5.00%, 12/15/2027	70,000	73,325
Series 2019A, Rev., 5.00%, 12/15/2027	30,000	31,425
Series 2021A, Rev., 5.00%, 6/15/2028	25,000	26,397
Series 2021A, Rev., 5.00%, 6/15/2029	25,000	26,734

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Turnpike Authority
Series 2005D-2, Rev., A.G., 5.25%, 1/1/2026	12,445,000	12,618,426
Series 2005D-3, Rev., A.G., 5.25%, 1/1/2026	1,070,000	1,084,911
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	826,290
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	41,935
Series 2024A, Rev., 5.00%, 1/1/2030	2,235,000	2,418,649
Penns Grove-Carneys Point Regional School District, GO, GAN, 5.00%, 7/2/2025	6,478,000	6,484,640
State of New Jersey
GO, 5.00%, 6/1/2025 (b)	170,000	170,000
GO, 5.00%, 6/1/2025	80,000	80,000
GO, 4.00%, 6/1/2027 (b)	45,000	45,981
GO, 5.00%, 6/1/2027	20,000	20,840
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2025	500,000	500,000
Series 2020A, GO, 5.00%, 6/1/2026	400,000	408,201
Series 2020A, GO, 5.00%, 6/1/2028	365,000	387,220
Series 2020A, GO, 5.00%, 6/1/2029	50,000	53,843
State of New Jersey, Various Purpose
GO, 4.00%, 6/1/2025 (b)	70,000	70,000
GO, 5.00%, 6/1/2025 (b)	120,000	120,000
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2025	300,000	300,000
Series 2018A, Rev., 5.00%, 6/1/2026	485,000	490,058
Series 2018A, Rev., 5.00%, 6/1/2027	720,000	735,448
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026	17,039,000	17,184,413
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025	8,250,767	8,278,245
Town of Morristown, GO, BAN, 4.25%, 6/2/2026 (f)	6,360,110	6,432,242
Township of Colts Neck, GO, 4.00%, 11/15/2025	40,000	40,176
Township of Edison, Water Utility Series 2024B, GO, BAN, 4.00%, 11/6/2025	12,200,000	12,243,613
Township of Hamilton, GO, BAN, 4.25%, 6/5/2026 (f)	8,150,000	8,239,513
Township of Harrison, GO, 4.00%, 8/1/2025	50,000	50,068
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026	3,508,000	3,526,625
Township of Little Falls, General Improvement, GO, 4.00%, 8/15/2025	30,000	30,048
Township of Lopatcong, GO, BAN, 4.25%, 3/27/2026	4,959,127	4,986,426
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	17,123,054	17,314,575
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025	7,770,000	7,784,584
Township of Nutley, GO, BAN, 4.25%, 3/13/2026	8,000,000	8,063,039
Township of Readington, GO, BAN, 4.25%, 9/30/2025	3,002,000	3,010,899
Township of Weehawken Series 2024A, GO, BAN, 5.00%, 8/15/2025	6,244,500	6,256,272
Township of West Deptford, GO, 3.00%, 9/1/2026	100,000	99,946
Township of Woodbridge, GO, BAN, 4.00%, 10/10/2025	9,977,000	10,007,227
Total New Jersey		361,746,599
New Mexico — 0.2%
Albuquerque Bernalillo County Water Utility Authority
Series 2014B, Rev., 5.00%, 7/1/2025	660,000	660,814
Series 2018, Rev., 5.00%, 7/1/2026	100,000	102,236

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System
Series 2015, Rev., 5.00%, 7/1/2025	45,000	45,067
Series 2017, Rev., 5.00%, 7/1/2026	150,000	153,355
Rev., 5.00%, 7/1/2027	1,075,000	1,121,054
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018A, Rev., 5.00%, 6/15/2025	35,000	35,023
Series 2020A, Rev., 5.00%, 6/15/2025	40,000	40,027
Series 2021A, Rev., 5.00%, 6/15/2025	450,000	450,298
Series 2018A, Rev., 5.00%, 6/15/2026	150,000	153,212
Series 2021A, Rev., 5.00%, 6/15/2026	1,830,000	1,869,189
Series 2021A, Rev., 5.00%, 6/15/2030	45,000	49,267
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 4.13%, 8/1/2025 (b)	500,000	500,568
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	135,000	135,344
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (c) (f)	1,000,000	1,000,205
Santa Fe Public School District Series 2022A, GO, 5.00%, 8/1/2025	75,000	75,226
State of New Mexico Series 2023, GO, 5.00%, 3/1/2026	395,000	401,244
State of New Mexico Severance Tax Permanent Fund
Series 2015A, Rev., 5.00%, 7/1/2025	25,000	25,037
Series 2016D, Rev., 5.00%, 7/1/2025	25,000	25,037
Series 2017A, Rev., 5.00%, 7/1/2025	125,000	125,185
Series 2018A, Rev., 5.00%, 7/1/2025	120,000	120,178
Series 2022A, Rev., 5.00%, 7/1/2025	50,000	50,074
Series 2017A, Rev., 5.00%, 7/1/2026	40,000	40,924
Series 2020A, Rev., 5.00%, 7/1/2026	785,000	803,130
Series 2020A, Rev., 5.00%, 7/1/2029	25,000	27,007
State of New Mexico, Capital Projects Series A, GO, 5.00%, 3/1/2026	50,000	50,790
University of New Mexico (The) Series 2016A, Rev., 5.00%, 6/1/2025	510,000	510,000
Total New Mexico		8,569,491
New York — 18.1%
Avon Central School District, GO, BAN, 4.50%, 6/27/2025	4,350,000	4,352,505
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	8,040,000	8,427,691
Build NYC Resource Corp., YMCA of Greater New York Project Series 2015, Rev., 4.00%, 8/1/2025 (b)	1,915,000	1,917,613
California Health Facilities Financing Authority, Catholic Healthcare West Series 2015HH, Rev., 5.00%, 6/15/2025	1,050,000	1,050,723
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	25,126,854	25,142,656
Candor Central School District, GO, BAN, 4.50%, 7/25/2025	3,000,000	3,004,115
Charlotte Valley Central School District, GO, BAN, 4.50%, 6/27/2025	4,500,000	4,502,852
City of Albany, GO, BAN, 4.25%, 3/20/2026	30,000,000	30,235,998
City of Auburn, GO, BAN, 4.25%, 8/14/2025	15,216,888	15,241,503
City of Hudson, GO, BAN, 4.50%, 6/20/2025	4,522,397	4,524,455
City of Long Beach Series 2024B, GO, BAN, 4.25%, 9/26/2025	12,782,164	12,804,253
City of New York, Fiscal Year 2004 Series A-2, GO, 5.00%, 8/1/2025	35,000	35,117
City of New York, Fiscal Year 2008 Series 2008 L-6, GO, 5.00%, 4/1/2028	30,000	31,750
City of New York, Fiscal Year 2013 Series A, GO, 5.00%, 8/1/2027	75,000	75,233
City of New York, Fiscal Year 2014 Series 2014I-1, GO, 5.00%, 3/1/2026	5,000	5,006

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2016
Series C, GO, 5.00%, 8/1/2025	20,000	20,067
Series E, GO, 5.00%, 8/1/2025	250,000	250,835
Series E, GO, 5.00%, 8/1/2026	35,000	35,863
Series C, GO, 5.00%, 8/1/2027	170,000	172,070
City of New York, Fiscal Year 2017
Series C, GO, 5.00%, 8/1/2025	475,000	476,586
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2027	40,000	40,853
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2029	130,000	132,608
City of New York, Fiscal Year 2018
Series 2018C, GO, 5.00%, 8/1/2025	670,000	672,237
Series 2018A, GO, 5.00%, 8/1/2027	25,000	26,138
City of New York, Fiscal Year 2019
Series 2019E, GO, 5.00%, 8/1/2025	20,000	20,067
Series A, GO, 5.00%, 8/1/2025	100,000	100,334
City of New York, Fiscal Year 2020
Series 2020C-1, GO, 5.00%, 8/1/2025	40,000	40,133
Series 2020C-1, GO, 5.00%, 8/1/2028	30,000	31,934
City of New York, Fiscal Year 2021
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2025	50,000	50,167
Series 2021C, GO, 5.00%, 8/1/2026	35,000	35,863
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2027	20,000	20,910
City of New York, Fiscal Year 2022 Series 2022C, GO, 5.00%, 8/1/2026	50,000	51,233
City of New York, Fiscal Year 2023
Series 2023 Subseries A-1, GO, 5.00%, 9/1/2025	25,000	25,126
Series 2023-1, GO, 5.00%, 8/1/2027	270,000	282,292
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,383,380
City of New York, Fiscal Year 2025
Series 2015FF-1, GO, 5.00%, 6/1/2026	20,000	20,026
Series 2025C, Subseries C-1, GO, 5.00%, 9/1/2026	175,000	179,634
Series 2018A, GO, 5.00%, 8/1/2029	30,000	32,423
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025	5,400,000	5,401,045
City of Troy
GO, BAN, 4.50%, 7/25/2025	4,591,812	4,598,040
GO, BAN, 4.50%, 1/30/2026	4,402,981	4,438,069
City of Utica, GO, BAN, 4.50%, 1/23/2026	19,578,012	19,710,091
Cohoes City School District, GO, BAN, 4.50%, 6/26/2025	7,235,000	7,239,450
County of Nassau Series 2016B, GO, 5.00%, 10/1/2028	50,000	51,183
Cuba-Rushford Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,001,948
East Aurora Union Free School District, GO, BAN, 4.50%, 6/18/2025	6,068,451	6,071,269
Edwards-Knox Central School District Series 2024B, GO, BAN, 4.50%, 7/2/2025	5,050,000	5,053,279
Eldred Central School District, GO, BAN, 4.50%, 6/18/2025	6,665,000	6,668,095
Ellenville Central School District, GO, BAN, 4.50%, 6/20/2025	7,960,000	7,964,742
Empire State Development Corp., State Personal Income Tax
Series 2015A, Rev., 5.00%, 9/15/2025 (b)	85,000	85,498
Series 2016A, Rev., 5.00%, 3/15/2026 (b)	110,000	111,874
Series 2017C, Rev., 5.00%, 3/15/2026	80,000	81,423
Evans-Brant Central School District Series 2014B, GO, BAN, 4.50%, 6/17/2025	21,400,000	21,411,269

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	26,215,000	26,232,580
Hamilton Central School District, GO, BAN, 4.50%, 7/3/2025	13,219,872	13,231,110
Highland Central School District, GO, BAN, 4.50%, 6/27/2025	9,701,288	9,707,508
Hornell City School District, GO, BAN, 4.50%, 6/27/2025	3,600,000	3,602,231
Iroquois Central School District, GO, 5.00%, 6/15/2025	25,000	25,017
Jasper-Troupsberg Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,001,521
Lancaster Central School District, GO, BAN, 4.50%, 6/6/2025	5,900,000	5,900,655
Lansingburgh Central School District at Troy, GO, BAN, 4.50%, 7/11/2025	9,617,658	9,629,482
Long Island Power Authority, Electric System
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	123,981
Rev., 1.00%, 9/1/2025	315,000	312,506
Rev., 5.00%, 9/1/2025 (b)	125,000	125,601
Lyons Central School District, GO, BAN, 4.50%, 6/27/2025	8,900,000	8,905,769
Madison Central School District, GO, BAN, 4.50%, 6/20/2025	3,300,000	3,301,760
Malone Central School District, GO, BAN, 4.50%, 6/26/2025	8,880,000	8,885,647
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	12,500,000	12,516,250
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	90,000	90,868
Series B-1, Rev., 5.00%, 11/15/2025	25,000	25,241
Series B-2, Rev., 5.00%, 11/15/2025	50,000	50,480
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025	7,000,000	7,004,171
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	1,000,000	1,000,315
New York City Health and Hospitals Corp., Health System Series 2008C, Rev., VRDO, LOC : TD Bank NA, 1.50%, 6/12/2025 (c)	24,300,000	24,300,000
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., A.G., 5.00%, 1/1/2027	500,000	514,346
Series 2021A, Rev., A.G., 5.00%, 1/1/2028	1,250,000	1,308,636
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015HH, Rev., 5.00%, 6/15/2025	25,000	25,018
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020CC-1, Rev., 5.00%, 6/15/2026	60,000	61,384
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2022 Series 2022, Subseries BB-2, Rev., 5.00%, 6/15/2027	815,000	823,064
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.55%, 6/2/2025 (c)	65,000,000	65,000,000
New York City Transitional Finance Authority Building Aid
Series 2015 Series S-1, Rev., 5.00%, 7/15/2025	35,000	35,053
Series 2015S-2, Rev., 5.00%, 7/15/2025	25,000	25,058
Series 2019S-3A, Rev., 5.00%, 7/15/2025	65,000	65,150
Series 2019S-3A, Rev., 5.00%, 7/15/2026	95,000	97,285
Series 2015 Series S-1, Rev., 5.00%, 7/15/2027	205,000	205,268
Series 2016S-1, Rev., 5.00%, 7/15/2027	420,000	424,906
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2029	20,000	20,783
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 5.00%, 7/15/2028	30,000	30,332
New York City Transitional Finance Authority Future Tax Secured
Series 2016A-1, Rev., 5.00%, 8/1/2025	45,000	45,146
Series 2018 -1, Rev., 5.00%, 11/1/2025	195,000	196,660
Series 2019C-1, Rev., 5.00%, 11/1/2025	75,000	75,639
Series 2024D, Subseries D-1, Rev., 5.00%, 11/1/2025	20,000	20,170

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series C, Rev., 5.00%, 11/1/2025	40,000	40,341
Series 2023, Subseries F-1, Rev., 5.00%, 2/1/2026	70,000	70,943
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	20,000	20,595
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	36,232
Series B1, Rev., 5.00%, 11/1/2028	3,325,000	3,344,785
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2016 Series C, Rev., 5.00%, 11/1/2025	2,075,000	2,092,668
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2021
Series 2021F-1, Rev., 5.00%, 11/1/2026	200,000	205,950
Series 2021G-1, Rev., 5.00%, 11/1/2028	35,000	37,410
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2016 Series 2016A-1, Rev., 5.00%, 8/1/2025	180,000	180,566
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	36,422
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2027	30,000	31,039
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	100,000	102,975
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	40,341
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2028	20,000	21,377
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	4,800,000	4,995,565
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	5,000,000	5,299,926
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,695,000	2,902,088
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019
Series B-1, Rev., 5.00%, 8/1/2025 (b)	5,000	5,016
Series B-1, Rev., 5.00%, 8/1/2025	15,000	15,049
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,075,000	2,179,844
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2028	9,170,000	9,801,463
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,630,000	2,852,741
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	2,755,000	2,988,328
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	2,600,000	2,850,304
New York State Dormitory Authority
Series 2016A, Rev., 5.00%, 7/1/2025	250,000	250,407
Series 2019A, Rev., 5.00%, 10/1/2025	265,000	266,576
Series 2023A, Rev., A.G., 5.00%, 10/1/2025	350,000	352,395
Series 2024A, Rev., A.G., 5.00%, 10/1/2025	2,650,000	2,668,136
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,500,000	1,544,474
Series 2023D, Rev., A.G., 5.00%, 10/1/2027	25,000	26,187
Series 2018-1, Rev., 5.00%, 1/15/2028	110,000	116,315
Series 2016A, Rev., 5.00%, 7/1/2029	30,000	30,584
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2025	20,000	20,145
New York State Dormitory Authority, Health Facilities Improvement Program Lease Series 2018-1, Rev., 5.00%, 1/15/2029	55,000	57,642
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2025	270,000	270,155
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,007
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,008

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, New York University
Series 2015B, Rev., 5.00%, 7/1/2025 (b)	25,000	25,038
Series 2019A, Rev., 5.00%, 7/1/2025	40,000	40,060
Series 2016A, Rev., 5.00%, 7/1/2026	35,000	35,793
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019B-3, Rev., 5.00%, 5/1/2026 (c)	3,125,000	3,141,056
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,550,000	1,623,595
New York State Dormitory Authority, School Districts Financing Program
Series 2015D, Rev., 5.00%, 10/1/2025	50,000	50,342
Series 2017G, Rev., 5.00%, 10/1/2025	105,000	105,624
Series 2018A, Rev., 5.00%, 10/1/2025	40,000	40,238
Series B, Rev., 5.00%, 10/1/2025	50,000	50,297
Series H, Rev., 5.00%, 10/1/2025	10,000	10,013
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,652
Series 2025A, Rev., A.G., 5.00%, 10/1/2027 (f)	2,500,000	2,616,637
Series 2025A, Rev., A.G., 5.00%, 10/1/2028 (f)	1,000,000	1,064,663
New York State Dormitory Authority, State Personal Income Tax Series 2005B, Rev., AMBAC, 5.50%, 3/15/2026	75,000	76,624
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2026 (b)	70,000	71,028
Series 2022A, Rev., 5.00%, 3/15/2027 (b)	20,000	20,697
New York State Dormitory Authority, State Sales Tax
Series 2015B, Rev., 5.00%, 9/15/2025 (b)	120,000	120,721
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	50,000	51,463
Series 2016A, Rev., 5.00%, 3/15/2028	30,000	30,651
New York State Dormitory Authority, Touro College and University System Group, Rev., 5.00%, 1/3/2028 (b)	550,000	578,967
New York State Environmental Facilities Corp. Series 2024A, Rev., 5.00%, 6/15/2025	35,000	35,025
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2015D, Rev., 5.00%, 9/15/2026	50,000	50,163
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.62%, 6/12/2025 (c)	22,000,000	22,000,000
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (c)	3,000,000	2,994,735
New York State Thruway Authority Series 2021A-1, Rev., 5.00%, 3/15/2026	20,000	20,356
North Collins Central School District Series 2024A, GO, BAN, 4.50%, 6/26/2025	3,200,000	3,202,279
North Rose-Wolcott Central School District, GO, BAN, 4.50%, 7/25/2025	5,063,303	5,070,248
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	24,948,845	24,966,439
Otego-Unadilla Central School District, GO, BAN, 4.50%, 7/17/2025	11,995,000	12,009,087
Port Authority of New York and New Jersey, Consolidated
Series 194, Rev., 5.00%, 10/15/2025	50,000	50,375
Rev., 5.00%, 11/15/2025	25,000	25,236
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,142
Series 183, Rev., 5.00%, 12/15/2025	20,000	20,029
Series 246, Rev., AMT, 5.00%, 9/1/2026	11,500,000	11,723,220
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,166
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,655
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	500,000	500,092
Romulus Central School District, GO, BAN, 4.50%, 7/24/2025	4,400,000	4,405,393
Sidney Central School District, GO, BAN, 4.50%, 7/24/2025	4,400,000	4,405,919
Stillwater Central School District, GO, BAN, 4.50%, 6/27/2025	2,000,000	2,001,356
Sullivan West Central School District, GO, BAN, 4.25%, 6/26/2025	4,600,000	4,602,304

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Town of Cornwall, GO, BAN, 4.25%, 4/30/2026	8,545,000	8,619,865
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025	3,600,000	3,610,222
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025	16,465,845	16,526,156
Town of Hempstead Series 2018A, GO, 5.00%, 6/15/2025	20,000	20,016
Town of Milton, GO, BAN, 4.50%, 7/25/2025	6,600,000	6,608,349
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026	3,800,000	3,831,541
Town of Stillwater, GO, BAN, 4.25%, 5/29/2026	5,020,000	5,073,990
Town of Wawarsing, GO, BAN, 4.50%, 7/24/2025	5,700,000	5,706,646
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2025	155,000	156,341
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,697
Series 2023B-2, Rev., 5.00%, 11/15/2026	25,000	25,787
Series B, Rev., 5.00%, 11/15/2026	75,000	77,361
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	2,019,058
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017C-1, Rev., 5.00%, 11/15/2025	20,000	20,173
Series 2016A, Rev., 5.00%, 11/15/2026	30,000	30,601
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,787
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2026 (b)	145,000	148,165
Village of Fairport, GO, BAN, 4.25%, 5/29/2026	5,631,750	5,694,511
Village of Farmingdale Series 2024B, GO, BAN, 4.25%, 9/25/2025	7,800,000	7,823,097
Village of Freeport Series 2024E, GO, BAN, 4.25%, 11/13/2025	5,015,000	5,036,977
Village of Highland Falls, GO, BAN, 4.25%, 9/26/2025	5,600,000	5,616,734
Village of Johnson City Series 2024C, GO, BAN, 4.25%, 9/26/2025	17,250,878	17,277,349
Wayne Central School District, GO, BAN, 4.50%, 6/27/2025	3,100,000	3,101,857
Yorkshire-Pioneer Central School District, GO, BAN, 4.50%, 7/9/2025	20,150,700	20,174,631
Total New York		685,554,403
North Carolina — 1.2%
Cape Fear Public Utility Authority, Water and Sewer System Series 2016, Rev., 5.00%, 8/1/2025	125,000	125,376
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	3,440,000	3,634,353
City of Charlotte Series 2024, GO, 5.00%, 7/1/2025	225,000	225,344
City of Charlotte Airport Series C, Rev., 5.00%, 7/1/2025	50,000	50,075
City of Charlotte Water and Sewer System Series 2020, Rev., 5.00%, 7/1/2026	50,000	51,148
City of Durham, Rev., 5.00%, 10/1/2026	115,000	118,330
City of Raleigh Combined Enterprise System Series 2016A, Rev., 5.00%, 3/1/2027	1,475,000	1,531,617
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	85,000	89,238
County of New Hanover, New Hanover Regional Medical Center
Series 2017, Rev., 5.00%, 10/1/2025 (b)	100,000	100,615
Rev., 5.00%, 10/1/2027 (b)	75,000	78,477
Series 2017, Rev., 5.00%, 10/1/2027 (b)	110,000	115,099
County of Wake
Series 2021, Rev., 5.00%, 3/1/2026	80,000	81,263
Series 2020A, GO, 5.00%, 4/1/2026	70,000	71,250
Rev., NATL - RE, 5.13%, 10/1/2026 (b)	55,000	55,711
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (c)	6,000,000	6,001,940
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	7,095,000	7,143,374

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.45%, 6/2/2025 (c)	15,500,000	15,500,000
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	4,435,000	4,432,026
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,670,000	2,696,652
North Carolina Medical Care Commission, Duke University Health System Series 2016A, Rev., 5.00%, 6/1/2025	160,000	160,000
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	955,000	966,115
Series 2016A, Rev., 5.00%, 1/1/2027	45,000	45,865
Series 2016A, Rev., 5.00%, 1/1/2028	230,000	233,677
Series 2016A, Rev., 5.00%, 1/1/2029	870,000	883,497
North Carolina State University at Raleigh Series 2018, Rev., 5.00%, 10/1/2025	25,000	25,158
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Series 2017, Rev., A.G., 5.00%, 1/1/2026	50,000	50,504
Series 2017, Rev., A.G., 5.00%, 1/1/2028	500,000	514,087
State of North Carolina Series 2022A, Rev., 5.00%, 5/1/2026	100,000	101,959
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,892
Total North Carolina		45,092,642
North Dakota — 0.1%
Minot Public School District No. 1, GO, 4.00%, 8/1/2025	25,000	25,034
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	120,477
North Dakota Public Finance Authority Series 2022A, Rev., 5.00%, 10/1/2027	195,000	204,749
West Fargo Public School District No. 6 Series 2017, GO, 4.00%, 8/1/2027	2,375,000	2,428,429
Total North Dakota		2,778,689
Ohio — 4.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	478,340
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	491,912
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2026	25,000	25,344
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	25,837
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	73,643
American Municipal Power, Inc., City of Wapakoneta Project, Rev., BAN, 4.50%, 6/19/2025	1,000,000	1,000,361
Big Walnut Local School District, Unlimited Tax Series 2015, GO, 5.00%, 6/1/2025 (b)	670,000	670,000
City of Cincinnati, Unlimited Tax Various Purpose
Series 2016A, GO, 4.00%, 12/1/2025	775,000	779,186
Series 2017A, GO, 5.00%, 12/1/2025	25,000	25,258
City of Cleveland Series 2015, GO, 5.00%, 12/1/2025	90,000	90,883
City of Columbus Series 2016A, GO, 4.00%, 8/15/2026	90,000	90,170
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,770,435
City of Columbus, Various Purpose, Unlimited Tax Series 2017-1, GO, 5.00%, 4/1/2029	7,010,000	7,279,256
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025	2,520,000	2,528,914
City of Huber Heights, GO, BAN, 4.50%, 7/10/2025	3,100,000	3,103,204
City of New Albany, GO, BAN, 4.00%, 9/10/2025	4,000,000	4,005,702
City of Strongsville, Street Improvement, GO, BAN, 4.75%, 6/5/2025	1,300,000	1,300,115
Cleveland Department of Public Utilities Division of Water Series 2020FF, Rev., 5.00%, 1/1/2026	80,000	80,967
County of Allen Hospital Facilities
Series 2017A, Rev., 5.00%, 8/1/2025	115,000	115,294

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2017A, Rev., 5.00%, 8/1/2027	815,000	847,726
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2017A, Rev., 5.00%, 8/1/2026	20,000	20,412
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	7,490,000	7,551,252
COP, 5.00%, 12/1/2026	5,750,000	5,906,728
County of Hamilton Sales Tax Series 2016A, Rev., 5.00%, 12/1/2029	1,480,000	1,516,070
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2025	40,000	40,414
Series 2016A, Rev., 5.00%, 12/1/2026	670,000	692,040
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	25,000	25,967
County of Lake, GO, 4.00%, 9/24/2025	4,000,000	4,006,695
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025	5,400,000	5,408,879
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	311,106
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025	12,000,000	12,045,824
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025	17,000,000	17,014,713
Cuyahoga Metropolitan Housing Authority, Carver Park Phase III Project, Rev., FHA, 4.00%, 6/1/2025 (c)	7,638,000	7,638,000
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (c)	4,590,000	4,618,083
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	2,600,000	2,603,546
Miami University
Series 2017, Rev., 5.00%, 9/1/2025	90,000	90,443
Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,646
Miamisburg City School District Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	393,815
Monroe Local School District, GO, BAN, 3.88%, 12/4/2025	3,000,000	3,009,527
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	3,000,000	2,980,017
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 1.91%, 6/12/2025 (d)	5,500,000	5,431,584
Ohio Housing Finance Agency, Riverview San Macro LLC Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	3,916,000	3,925,354
Ohio State University (The)
Series 2020A, Rev., 5.00%, 12/1/2026	35,000	36,099
Series 2020A, Rev., 5.00%, 12/1/2027	100,000	105,385
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 5.00%, 2/15/2026	130,000	131,762
Series 1998A, Rev., NATL - RE, 5.50%, 2/15/2026	2,825,000	2,873,015
Ohio Water Development Authority
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	183,887
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	30,983
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2025	75,000	75,000
Series 2015B, Rev., 5.00%, 12/1/2025 (b)	25,000	25,245
Series 2015A, Rev., 5.00%, 6/1/2026	55,000	56,188
Series 2020B, Rev., 5.00%, 12/1/2029	30,000	32,750
State of Ohio
Series 2016A, GO, 5.00%, 8/1/2025	25,000	25,081
Series 2018-1, Rev., 5.00%, 12/15/2025	25,000	25,265
Series U, GO, 5.00%, 5/1/2026	70,000	71,378
Series A, Rev., 5.00%, 6/1/2026	175,000	178,605
State of Ohio, Capital Facilities Lease Appropriation Series 2017A, Rev., 5.00%, 12/1/2025	50,000	50,491

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects Series 2018A, Rev., 5.00%, 6/1/2025	25,000	25,000
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 1.45%, 6/2/2025 (c)	10,000,000	10,000,000
State of Ohio, Common School
Series 2013A, GO, 5.00%, 9/15/2025	40,000	40,230
Series 2017B, GO, 5.00%, 9/15/2025	515,000	517,956
State of Ohio, Full Faith and Credit Highway User Receipt Series V, GO, 5.00%, 5/1/2026	100,000	101,968
State of Ohio, Infrastructure Improvement
Series 2023A, GO, 4.00%, 9/1/2025	100,000	100,249
Series 2016A, GO, 5.00%, 9/1/2025	25,000	25,123
Series 2017B, GO, 5.00%, 9/1/2025	30,000	30,148
Series 2020B, GO, 5.00%, 8/1/2026	40,000	41,010
Series 2021B, GO, 5.00%, 2/1/2027	20,000	20,707
Series 2025A, GO, 5.00%, 3/1/2029	11,500,000	12,406,929
Series 2025A, GO, 5.00%, 3/1/2030	7,500,000	8,213,893
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2025	30,000	30,190
State of Ohio, Major New State Infrastructure Project
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,260,779
Series 2024-1, Rev., 5.00%, 12/15/2029	1,605,000	1,745,268
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2020A, Rev., 5.00%, 2/1/2026	60,000	60,796
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	102,060
Series 2018A, Rev., 5.00%, 6/1/2028	75,000	79,640
State of Ohio, New Infrastructure Project
Series 2019-1, Rev., 5.00%, 12/15/2025	20,000	20,212
Series 2022-1, Rev., 5.00%, 12/15/2025	25,000	25,265
State of Ohio, State Infrastructure Project
Series 2016-1, Rev., 5.00%, 12/15/2025	50,000	50,531
Series 2016-1, Rev., 5.00%, 12/15/2026	50,000	50,962
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	20,618
Series 2021-1A, Rev., 5.00%, 12/15/2026	20,000	20,618
State of Ohio, University Hospitals Health System, Inc. Series 2016A, Rev., 5.00%, 1/15/2027	95,000	95,965
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2025	145,000	145,595
Total Ohio		151,171,508
Oklahoma — 1.5%
Canadian County Educational Facilities Authority, Mustang Public Schools Project
Series 2017, Rev., 4.00%, 9/1/2025	105,000	105,154
Series 2017, Rev., 5.00%, 9/1/2027	1,045,000	1,063,189
Canadian County Independent School District No. 69 Mustang
Series 2024C, GO, 4.00%, 6/1/2026	2,565,000	2,584,943
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,584,662
City of Oklahoma City
GO, 5.00%, 3/1/2027	4,070,000	4,217,038
Series 2016, GO, 5.00%, 3/1/2027	1,125,000	1,165,643
GO, 5.00%, 3/1/2028	50,000	53,036
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2025	280,000	280,000
Series 2023A, Rev., 5.00%, 6/1/2028	1,700,000	1,789,485

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025	295,000	295,000
Series 2016A, Rev., 5.00%, 6/1/2025	510,000	510,000
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	310,453
Series 2016A, Rev., 5.00%, 6/1/2026	145,000	147,754
Series 2016A, Rev., 5.00%, 6/1/2027	145,000	149,057
Series 2016A, Rev., 5.00%, 6/1/2028	55,000	56,431
Oklahoma Capitol Improvement Authority, Capitol Repair Project Series 2017B, Rev., 5.00%, 1/1/2026	70,000	70,798
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2020A, Rev., 5.00%, 7/1/2025	130,000	130,190
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,424
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 2.50%, 6/12/2025 (c)	14,110,000	14,110,000
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	20,000	20,621
Oklahoma State University
Series 2020A, Rev., 5.00%, 9/1/2025	870,000	873,563
Series 2020A, Rev., 5.00%, 9/1/2027	760,000	792,109
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017D, Rev., 5.00%, 1/1/2026	135,000	136,595
Series 2020A, Rev., 5.00%, 1/1/2026	20,000	20,236
Series 2017D, Rev., 5.00%, 1/1/2028	70,000	73,580
Tulsa County Independent School District No. 1 Tulsa
Series 2025A, GO, 4.00%, 4/1/2028	4,325,000	4,443,495
Series 2025A, GO, 3.50%, 4/1/2029	5,230,000	5,288,438
Series 2025A, GO, 4.00%, 4/1/2030	5,225,000	5,424,801
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027 (f)	8,560,000	8,855,227
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project, Rev., 5.00%, 9/1/2025	35,000	35,049
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019A, Rev., 5.00%, 9/1/2027	170,000	177,668
Total Oklahoma		56,784,639
Oregon — 0.4%
City of Eugene Electric Utility System Series 2016A, Rev., 5.00%, 8/1/2025	205,000	205,621
City of Portland Sewer System
Series 2015A, Rev., 5.00%, 6/1/2025	110,000	110,000
Series 2019A, Rev., 5.00%, 3/1/2026	115,000	116,768
City of Portland Sewer System, Senior Lien Series 2020A, Rev., 5.00%, 3/1/2026	50,000	50,769
City of Salem Water and Sewer Series 2017, Rev., 5.00%, 6/1/2025	165,000	165,000
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500,000	1,550,102
Metro, Oregon Convention Center Hotel Project, Rev., 5.00%, 6/15/2025	20,000	20,013
Multnomah County School District No. 1 Portland Series 2020, GO, 5.00%, 6/15/2025	285,000	285,187
Multnomah County School District No. 1J Portland Series 2015B, GO, 5.00%, 6/15/2025	50,000	50,033
Oregon State Facilities Authority, Reed College Project Series 2017A, Rev., 4.00%, 7/1/2027 (b)	125,000	127,829
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025	50,000	50,034
State of Oregon Series L, GO, 5.00%, 8/1/2025	25,000	25,080
State of Oregon Department of Transportation
Series 2022A, Rev., 5.00%, 11/15/2025	20,000	20,185
Series A, Rev., 5.00%, 11/15/2025	30,000	30,277
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2027	2,000,000	2,093,628

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	5,315,000	5,563,815
State of Oregon, Article XI-M, XI-N and XI-P State Grant Program Series 2019D, GO, 5.00%, 6/1/2026	50,000	51,070
State of Oregon, Article XI-Q State Project Series 2023A, GO, 5.00%, 5/1/2026	25,000	25,487
State of Oregon, Interstate 5 Bridge Replacement Project Series 2025E, GO, 5.00%, 5/15/2027	2,645,000	2,758,156
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2025	505,000	507,789
Series 2017A, Rev., 5.00%, 10/1/2027	60,000	62,692
Series 2018A, Rev., 5.00%, 10/1/2028	100,000	104,397
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2017A, Rev., 5.00%, 9/1/2026 (b)	960,000	984,151
Total Oregon		14,958,083
Pennsylvania — 4.7%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	70,000	70,876
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2025	50,000	50,085
Series 2019A, Rev., 5.00%, 7/15/2026	110,000	112,177
Allegheny County Sanitary Authority, Sewer Series 2016, Rev., A.G., 5.00%, 12/1/2025	60,000	60,603
Bethel Park School District, GO, 5.00%, 8/1/2025	35,000	35,105
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	25,257
Centre County Hospital Authority, Mount Nittany Medical Center Project Series A, Rev., 5.00%, 11/15/2025 (b)	870,000	876,869
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	51,155
City of Philadelphia
Series 2015A, GO, 5.00%, 8/1/2025	25,000	25,074
Series 2019A, GO, 5.00%, 8/1/2025	300,000	300,891
Series 2021A, GO, 5.00%, 5/1/2026	200,000	203,659
Series 2017A, GO, 5.00%, 8/1/2026	85,000	86,997
Series 2019B, GO, 5.00%, 2/1/2028	150,000	157,075
Series 2021A, GO, 5.00%, 5/1/2028	90,000	94,614
Series 2015A, GO, 5.00%, 8/1/2029	235,000	235,514
City of Philadelphia Water and Wastewater
Series 2016, Rev., 5.00%, 10/1/2025	105,000	105,648
Series 2014A, Rev., 5.00%, 7/1/2026	2,710,000	2,712,858
Series 2019A, GO, 5.00%, 8/1/2026	195,000	199,582
Commonwealth Financing Authority
Series B-1, Rev., A.G., 5.00%, 6/1/2025	50,000	50,000
Series 2019B, Rev., 5.00%, 6/1/2027	155,000	160,894
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	675,000	675,000
Rev., 5.00%, 6/1/2026	890,000	903,307
Rev., 5.00%, 6/1/2027	1,350,000	1,391,540
Rev., 5.00%, 6/1/2028	2,795,000	2,917,782
Rev., 5.00%, 6/1/2029	5,440,000	5,667,711
Rev., 5.00%, 6/1/2030	3,445,000	3,579,949
Commonwealth of Pennsylvania
Series 2015, GO, 5.00%, 8/15/2025	740,000	742,894
Series 2016, GO, A.G. - CR, 5.00%, 9/15/2025	785,000	789,348

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 1, GO, 5.00%, 3/15/2026	20,000	20,029
Series 2015, GO, A.G., 5.00%, 8/15/2026	675,000	677,698
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,547
Series 2018A, COP, 5.00%, 7/1/2027	50,000	52,046
Series 2016, GO, 5.00%, 9/15/2027	1,325,000	1,357,940
Series 2018A, COP, 5.00%, 7/1/2028	440,000	460,124
Council Rock School District Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,137
County of Allegheny
Series C-75, GO, 5.00%, 11/1/2027	290,000	297,541
Series C-75, GO, 5.00%, 11/1/2028	5,475,000	5,612,021
County of Bucks
Series 2017, GO, 5.00%, 6/1/2025	20,000	20,000
Series 2017, GO, 5.00%, 6/1/2026	40,000	40,863
Delaware County Authority, Cabrini University Rev., 5.00%, 7/1/2027 (b)	2,800,000	2,899,407
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 1.50%, 6/2/2025 (c)	40,000,000	40,000,000
Delaware River Joint Toll Bridge Commission Series 2019B, Rev., 5.00%, 7/1/2025	50,000	50,072
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2025	520,000	522,352
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,115
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	13,940,000	14,201,470
Series 2020C, Rev., 5.00%, 4/1/2030 (c)	2,490,000	2,639,960
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 1.50%, 6/2/2025 (c)	10,000,000	10,000,000
Methacton School District, GO, 4.00%, 9/15/2025	75,000	75,186
Monroeville Finance Authority, University of Pittsburg Medical Center, Rev., 5.00%, 2/15/2026	160,000	161,784
Montour School District Series A, GO, A.G., 5.00%, 10/1/2025 (b)	65,000	65,400
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Rev., 5.00%, 3/15/2026	255,000	258,213
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	25,649
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,441
Pennsylvania Higher Educational Facilities Authority
Series AQ, Rev., 5.00%, 6/15/2025 (b)	15,000	15,008
Series AT-1, Rev., 5.00%, 6/15/2025 (b)	25,000	25,013
Series AT-1, Rev., 5.00%, 6/15/2025	120,000	120,082
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	100,649
Pennsylvania Higher Educational Facilities Authority, State System Higher Education
Series AQ, Rev., 5.00%, 6/15/2025 (b)	5,000	5,003
Series AQ, Rev., 5.00%, 6/15/2025	205,000	205,139
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Series 2016C, Rev., 5.00%, 8/15/2025	20,000	20,065
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	100,649
Series 2015, Rev., 5.00%, 8/15/2026	40,000	40,151
Series 2019, Rev., 5.00%, 8/15/2028	30,000	31,792
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2027	75,000	76,474
Pennsylvania State University (The) Series B, Rev., 5.25%, 8/15/2025	100,000	100,451
Pennsylvania Turnpike Commission

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series A-1, Rev., 5.00%, 6/1/2025	955,000	955,000
Rev., VRDO, LOC : TD Bank NA, 1.66%, 6/12/2025 (c)	38,000,000	38,000,000
Series A-2, Rev., 5.00%, 12/1/2025	70,000	70,687
Series B-2, Rev., 5.00%, 6/1/2026	275,000	280,257
Series 2016, Rev., 5.00%, 6/1/2027	60,000	60,570
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,362
Series 2016A-1, Rev., 5.00%, 12/1/2027	150,000	152,629
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	148,775
Series B-2, Rev., 5.00%, 6/1/2028	30,000	30,998
Series 2016A-1, Rev., 5.00%, 12/1/2028	50,000	50,861
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	42,820
Series 2024A, Rev., 5.00%, 12/1/2028	20,000	21,410
Series 2016, Rev., 5.00%, 6/1/2029	40,000	40,311
Rev., 5.00%, 12/1/2029	75,000	79,436
Series 2017, Rev., 5.00%, 12/1/2029	465,000	482,964
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	26,002
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	125,000	128,337
Series B, Rev., 5.00%, 12/1/2028	20,000	20,498
Series A, Rev., 5.00%, 12/1/2029	500,000	512,436
Series B, Rev., 5.00%, 12/1/2029	20,000	20,480
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., A.G., 5.25%, 7/15/2027	20,000	20,952
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	170,000	177,322
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	5,530,000	5,630,135
Peters Township School District Washington County, GO, 5.00%, 1/15/2026	20,000	20,229
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 1.66%, 6/12/2025 (c)	19,500,000	19,500,000
Series 2019, Rev., 5.00%, 10/1/2025	1,000,000	1,004,879
Series 2019, Rev., 5.00%, 10/1/2026	205,000	209,854
Series 2019, Rev., 5.00%, 10/1/2027	305,000	318,048
Series 2019, Rev., 5.00%, 10/1/2028	50,000	52,955
Series 2019, Rev., 5.00%, 10/1/2029	400,000	429,246
Philadelphia Authority for Industrial Development, Culture and Commercial Corridor Program Series 2016A, Rev., 5.00%, 12/1/2026	5,125,000	5,171,345
Philadelphia Gas Works Co., 1998 General Ordinance
Series 13TH, Rev., 5.00%, 8/1/2025	20,000	20,054
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	179,351
Series 14TH, Rev., 5.00%, 10/1/2028	190,000	193,883
Series 14TH, Rev., 5.00%, 10/1/2029	120,000	122,390
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2025	1,135,000	1,138,894
Series F, GO, 5.00%, 9/1/2026	350,000	358,578
Series F, GO, 5.00%, 9/1/2027	50,000	50,976
Series F, GO, 5.00%, 9/1/2028	50,000	50,890
Series F, GO, 5.00%, 9/1/2029	30,000	30,417
Seneca Valley School District Series 2015C, GO, 5.00%, 3/1/2028	85,000	85,118

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 3/1/2026	250,000	253,687
Rev., 5.00%, 6/1/2026	150,000	153,027
Series 2020, Rev., 5.00%, 6/1/2026	240,000	244,844
Series 2020, Rev., 5.00%, 6/1/2028	30,000	31,658
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2026	70,000	71,413
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., A.G., 4.00%, 12/1/2026 (b)	15,000	15,249
Total Pennsylvania		179,452,162
Rhode Island — 0.1%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025	2,900,000	2,904,809
Rhode Island Commerce Corp., Department of Transportation
Series 2016B, Rev., 5.00%, 6/15/2025	195,000	195,117
Series 2020A, Rev., 5.00%, 5/15/2026	25,000	25,450
Series 2016B, Rev., 5.00%, 6/15/2026	410,000	418,063
Series 2016B, Rev., 5.00%, 6/15/2027	435,000	443,617
Series 2016B, Rev., 5.00%, 6/15/2028	160,000	162,953
Series 2016B, Rev., 5.00%, 6/15/2029	1,015,000	1,032,904
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2016A, Rev., 5.00%, 10/1/2025 (b)	20,000	20,130
State of Rhode Island Series 2019E, GO, 5.00%, 1/15/2026	20,000	20,259
Total Rhode Island		5,223,302
South Carolina — 1.5%
City of Columbia Waterworks and Sewer System Series 2016B, Rev., 5.00%, 2/1/2026	500,000	506,957
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	8,700,000	9,518,140
Fort Mill School District No. 4 Series 2025A, GO, BAN, SCSDE, 4.25%, 3/2/2026	9,865,000	9,942,800
Greenville County School District Series 2023, Rev., 5.00%, 12/1/2025	1,325,000	1,337,078
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	26,083
Parker Sewer and Fire Subdistrict, South Carolina Sewer System, Rev., 4.00%, 4/1/2027 (b)	240,000	244,314
Piedmont Municipal Power Agency
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,701,906
Series 2021B, Rev., 5.00%, 1/1/2027	915,000	939,938
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025	1,190,000	1,191,443
Rev., 5.00%, 12/1/2027	85,000	85,099
Series 2015, Rev., 5.00%, 12/1/2028	2,385,000	2,387,342
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc.
Series 2020B, Rev., 5.00%, 10/1/2025 (c)	990,000	994,811
Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	7,000,000	7,378,666
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (c) (e)	4,000,000	3,982,261
South Carolina Ports Authority
Series 2015, Rev., AMT, 5.00%, 7/1/2025 (b)	4,990,000	4,996,127
Series 2015, Rev., AMT, 5.25%, 7/1/2025 (b)	10,275,000	10,289,650
South Carolina Public Service Authority
Series A, Rev., 5.00%, 6/2/2025	75,000	75,000
Series 2016A, Rev., 5.00%, 12/1/2027	25,000	25,261
Series 2016A, Rev., 5.00%, 12/1/2029	250,000	252,109

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Public Service Authority, Santee Cooper
Series A, Rev., 5.00%, 6/2/2025	1,495,000	1,495,000
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	478,355
South Carolina Transportation Infrastructure Bank
Series 2021B, Rev., 5.00%, 10/1/2025	100,000	100,655
Series 2021B, Rev., 5.00%, 10/1/2027	25,000	26,231
Total South Carolina		57,975,226
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,274
South Dakota Conservancy District Series 2017B, Rev., 5.00%, 8/1/2030	1,260,000	1,305,504
Total South Dakota		1,325,778
Tennessee — 0.7%
City of Chattanooga, GO, 3.13%, 10/1/2025	140,000	139,926
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028 (f)	7,835,000	8,369,785
City of Clarksville Series 2016, Rev., 5.00%, 2/1/2026 (b)	180,000	182,379
City of Memphis Electric System Series 2016, Rev., 5.00%, 12/1/2029	2,165,000	2,219,330
City of Memphis Gas System Series 2016, Rev., 5.00%, 12/1/2029	2,185,000	2,240,798
Deutsche Intermediate Tax-Free Fund
Series A, Rev., 5.00%, 9/1/2025	20,000	20,093
Series A, Rev., 4.00%, 9/1/2029	2,830,000	2,830,685
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	1,500,000	1,718,673
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	755,000	755,806
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2025	225,000	226,718
Series 2017B, Rev., 5.00%, 11/1/2026	45,000	46,262
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,500,000	1,512,544
Metropolitan Government of Nashville and Davidson County
Series 2017, GO, 5.00%, 7/1/2025	45,000	45,073
Series 2021A, GO, 5.00%, 7/1/2025	35,000	35,056
GO, 4.75%, 7/1/2026	30,000	30,623
Series 2016, GO, 5.00%, 1/1/2027	30,000	30,682
State of Tennessee
Series A, GO, 5.00%, 8/1/2025 (b)	650,000	652,141
Series B, GO, 5.00%, 8/1/2025	30,000	30,097
Series 2021A, GO, 5.00%, 11/1/2025	20,000	20,170
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	351,880
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	509,496
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	5,025,000	5,068,458
Series A, Rev., 5.00%, 11/1/2025	100,000	100,838
Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,243
Total Tennessee		27,167,756
Texas — 7.0%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2025	100,000	100,396

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2026	275,000	279,019
Alamo Regional Mobility Authority, Junior Lien Vehicle Registration Fee, Rev., 5.00%, 6/15/2026	1,245,000	1,246,393
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (c)	65,000	65,610
Austin Community College District Public Facility Corp., Round Rock Campus Series 2015, Rev., 5.00%, 8/1/2026	70,000	70,202
Austin Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,905,000	1,907,725
Board of Regents of the University of Texas System
Series 2016 J, Rev., 5.00%, 8/15/2025	215,000	215,844
Series 2016D, Rev., 5.00%, 8/15/2026	40,000	41,024
Series 2019A, Rev., 5.00%, 8/15/2028	65,000	69,231
Series 2020C, Rev., 5.00%, 8/15/2028	80,000	85,233
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	165,000	165,257
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	2,170,000	2,191,381
Central Texas Turnpike System, First Tier Series 2002A, Rev., AMBAC, Zero Coupon, 8/15/2025	6,600,000	6,554,511
City of Austin
GO, 5.00%, 9/1/2025	140,000	140,670
Series 2020, GO, 5.00%, 9/1/2025	105,000	105,502
City of Austin Electric Utility
Series 2020A, Rev., 5.00%, 11/15/2025	25,000	25,222
Series 2015A, Rev., 5.00%, 11/15/2026	70,000	70,670
Series 2015A, Rev., 5.00%, 11/15/2027	155,000	155,902
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 11/15/2025 (b)	20,000	20,167
Series 2015A, Rev., 5.00%, 11/15/2025	300,000	302,707
Series 2021, Rev., 5.00%, 11/15/2025	20,000	20,180
Series 2024, Rev., 5.00%, 11/15/2027	50,000	52,536
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,603,562
Rev., 5.00%, 11/15/2029	250,000	270,950
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	260,106
City of Brownsville, Utilities System
Rev., A.G., 5.00%, 9/1/2025	1,265,000	1,270,766
Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,268
City of Copperas Cove, GO, 4.00%, 8/15/2025	25,000	25,038
City of Dallas
Series 2023A, GO, 5.00%, 2/15/2026	365,000	369,977
Series 2023A, GO, 5.00%, 2/15/2027	60,000	62,075
Series 2023A, GO, 5.00%, 2/15/2029	20,000	21,398
City of Dallas Waterworks and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2025	65,000	65,434
Series 2020C, Rev., 5.00%, 10/1/2025	125,000	125,836
Series 2015A, Rev., 5.00%, 10/1/2027	2,260,000	2,271,345
Series 2015A, Rev., 5.00%, 10/1/2028	180,000	180,868
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	115,000	117,956
Series 2017, Rev., 5.00%, 12/1/2029	35,000	35,807
City of El Paso
Series 2015, GO, 5.00%, 8/15/2025	50,000	50,190
Series 2020A, GO, 5.00%, 8/15/2029	20,000	21,493
City of El Paso Water Sewer Series 2019A, Rev., 5.00%, 3/1/2029	1,205,000	1,263,517

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Fort Worth
GO, 5.00%, 3/1/2027	310,000	321,330
GO, 5.00%, 3/1/2030	25,000	27,132
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	35,061
City of Houston
Series 2016A, GO, 5.00%, 3/1/2026	100,000	101,553
Series 2016A, GO, 5.00%, 3/1/2027	2,190,000	2,221,561
Series 2016A, GO, 5.00%, 3/1/2028	595,000	603,877
Series 2019A, GO, 5.00%, 3/1/2028	65,000	68,521
Series 2021A, GO, 5.00%, 3/1/2028	20,000	21,083
Series 2017A, GO, 5.00%, 3/1/2029	2,680,000	2,759,810
City of Houston Airport System, Subordinate Lien
Series 2018B, Rev., 5.00%, 7/1/2026	225,000	229,295
Series 2018B, Rev., 5.00%, 7/1/2027	25,000	26,019
City of Houston Combined Utility System
Series 2017B, Rev., 5.00%, 11/15/2025	255,000	257,335
Series 1998A, Rev., A.G., Zero Coupon, 12/1/2025 (b)	7,510,000	7,387,197
Series 2017B, Rev., 5.00%, 11/15/2027	135,000	141,748
City of Houston, Airport System, Subordinate Lien
Series 2018B, Rev., 5.00%, 7/1/2025	175,000	175,216
Series 2018D, Rev., 5.00%, 7/1/2025	35,000	35,043
Series 2018D, Rev., 5.00%, 7/1/2026	200,000	203,818
Series 2020B, Rev., 5.00%, 7/1/2026	125,000	127,386
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	52,038
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	35,000	37,141
City of Houston, Combined Utility System, First Lien
Series 2024A, Rev., 5.00%, 11/15/2025	25,000	25,229
Series 2024A, Rev., 5.00%, 11/15/2026	1,000,000	1,031,217
Series 2017B, Rev., 5.00%, 11/15/2028	45,000	47,037
Series 2016B, Rev., 5.00%, 11/15/2029	2,130,000	2,187,875
City of Houston, Public Improvement Series 2021A, GO, 5.00%, 3/1/2026	295,000	299,580
City of Lubbock
Series 2016, GO, 5.00%, 2/15/2026	130,000	131,754
Series 2018, GO, 5.00%, 2/15/2026	500,000	506,747
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	35,000	36,936
City of McKinney, GO, 5.00%, 8/15/2025	25,000	25,097
City of Missouri City, Combination Tax, Certificates of Obligation Series 2018B, GO, 4.00%, 6/15/2025	25,000	25,008
City of Rockwall Series 2016, GO, 5.00%, 8/1/2025	150,000	150,452
City of Round Rock Series 2019, GO, 5.00%, 8/15/2025	310,000	311,093
City of Rowlett Series 2019, GO, 5.00%, 2/15/2026	30,000	30,424
City of San Antonio
GO, 5.00%, 8/1/2025	30,000	30,096
Series 2018, GO, 5.00%, 8/1/2025	20,000	20,064
Series 2016, GO, 5.00%, 2/1/2028	105,000	107,301
City of San Antonio Electric and Gas Systems, Rev., 5.00%, 2/1/2030	2,000,000	2,040,821
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2028	1,000,000	1,053,955
City of San Antonio, Drainage Utility System, Rev., 5.00%, 2/1/2027	50,000	50,084
City of San Antonio, Electric and Gas Systems

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2015, Rev., 5.00%, 2/1/2026	445,000	451,205
Series 2016, Rev., 5.00%, 2/1/2028	1,175,000	1,201,847
Series 2024D, Rev., 5.00%, 2/1/2029	1,500,000	1,606,174
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2029	70,000	75,556
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2025	245,000	245,931
Series 2020A, GO, 5.00%, 8/15/2025	90,000	90,342
Series 2018, GO, 5.00%, 8/15/2026	95,000	97,364
Series 2020A, GO, 5.00%, 8/15/2028	50,000	53,077
Colorado River Municipal Water District
Series 2017, Rev., 5.00%, 1/1/2027	50,000	51,577
Series 2017, Rev., 5.00%, 1/1/2029	20,000	20,926
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2026	500,000	511,657
County of Bexar
Series 2017, GO, 5.00%, 6/15/2026 (b)	245,000	250,219
Series A, GO, 5.00%, 6/15/2026 (b)	20,000	20,426
County of Bexar, Limited Tax
Series 2016, GO, 4.00%, 6/15/2025 (b)	25,000	25,008
Series 2017, GO, 5.00%, 6/15/2026 (b)	270,000	275,751
Series 2017, GO, 5.00%, 6/15/2027	3,025,000	3,082,810
County of Dallas, GO, 5.00%, 8/15/2025	45,000	45,172
County of Denton, Permanent Improvement, GO, 5.00%, 7/15/2027	20,000	20,448
County of Fort Bend Series B, GO, 5.00%, 3/1/2026	60,000	60,905
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2026	45,000	45,679
Series B, GO, 5.00%, 3/1/2028	25,000	25,372
County of Harris
Series 2015A, GO, 5.00%, 10/1/2025	80,000	80,545
Series 2017A, GO, 5.00%, 10/1/2025	80,000	80,545
Series 2015A, GO, 5.00%, 10/1/2026	1,390,000	1,399,625
County of Harris Toll Road
Series 2022A, Rev., 5.00%, 8/15/2025	235,000	235,882
Series 2023A, Rev., 5.00%, 8/15/2025	190,000	190,713
County of Harris Toll Road, First Lien Series 2021, Rev., 5.00%, 8/15/2026	35,000	35,882
County of Harris, Senior Lien
Series 2015B, Rev., 5.00%, 8/15/2025	125,000	125,507
Series 2016A, Rev., 5.00%, 8/15/2025	210,000	210,852
Series 2015B, Rev., 5.00%, 8/15/2026	60,000	60,252
Series 2015B, Rev., 5.00%, 8/15/2027	90,000	90,328
Series 2016A, Rev., 5.00%, 8/15/2027	310,000	316,729
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	40,844
County of Hays Series 2017, GO, 5.00%, 2/15/2028	115,000	118,734
County of Montgomery Series 2014A, GO, 5.00%, 3/1/2027	1,410,000	1,410,299
County of Travis Series 2019A, GO, 5.00%, 3/1/2026	70,000	71,108
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2030	210,000	227,774
Crowley Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 5.00%, 8/1/2025 (b)	920,000	922,862
Series B, GO, PSF-GTD, 5.00%, 8/1/2025 (b)	35,000	35,109

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	11,000,000	11,805,695
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	515,000	520,138
Series 2019, Rev., 5.00%, 12/1/2025	260,000	262,504
Dallas County Park Cities Municipal Utility District, Rev., 4.00%, 8/1/2025	25,000	25,032
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	475,000	497,064
Dallas Fort Worth International Airport
Series 2020A, Rev., 5.00%, 11/1/2025	150,000	151,052
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	30,210
Series 2021B, Rev., 5.00%, 11/1/2025	45,000	45,316
Series 2023B, Rev., 5.00%, 11/1/2025	100,000	100,701
Series 2020A, Rev., 5.00%, 11/1/2026	30,000	30,820
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,643,710
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	36,716
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,573,562
Series 2020A, Rev., 5.00%, 11/1/2028	75,000	80,033
Series 2020B, Rev., 5.00%, 11/1/2028	75,000	80,033
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,093,786
DeSoto Independent School District Series 2013, GO, PSF-GTD, Zero Coupon, 8/15/2025	500,000	496,274
Deutsche Intermediate Tax-Free Fund, First Lien Series 2015D, Rev., 5.00%, 11/15/2026	25,000	25,217
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	1,085,000	1,089,095
Fort Worth Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2027	7,500,000	7,780,893
Frisco Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2025	2,500,000	2,509,943
Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,070,552
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,860,320
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019B-3, Rev., 5.00%, 12/1/2026 (c)	2,970,000	3,043,252
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	3,050,000	3,125,225
Series 2019A, Rev., 5.00%, 12/1/2029	90,000	96,783
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-1, Rev., 5.00%, 10/1/2025	40,000	40,220
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital
Series 2019A, Rev., 5.00%, 10/1/2025	250,000	251,376
Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,200
Harris County Flood Control District Series 2015A, Rev., 5.00%, 10/1/2029	480,000	483,445
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	4,620,000	4,732,613
Houston Community College System, Rev., 5.00%, 4/15/2027	1,370,000	1,393,008
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	6,750,000	6,998,230
Hurst-Euless-Bedford Independent School District Series 2017A, GO, 5.00%, 8/15/2025	115,000	115,438
Keller Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 8/15/2025	65,000	65,248
Lewisville Independent School District, Unlimited Tax
Series 2020, GO, PSF-GTD, 5.00%, 8/15/2025	50,000	50,191
GO, PSF-GTD, 5.00%, 8/15/2026 (f)	2,600,000	2,661,642
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	948,080
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,161
Lower Colorado River Authority Series 2015D, Rev., 5.00%, 5/15/2029	1,150,000	1,151,277

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2019A, Rev., 5.00%, 5/15/2026	175,000	178,156
Series 2022, Rev., 5.00%, 5/15/2026	80,000	81,443
Series 2020, Rev., 5.00%, 5/15/2027	20,000	20,760
Series 2022, Rev., 5.00%, 5/15/2027	20,000	20,760
Rev., 5.00%, 5/15/2028	1,095,000	1,111,634
Series 2019, Rev., 5.00%, 5/15/2028	185,000	195,191
Series 2022, Rev., 5.00%, 5/15/2028	50,000	52,754
Series 2023, Rev., A.G., 5.00%, 5/15/2028	80,000	84,639
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,384
Series 2023, Rev., A.G., 5.00%, 5/15/2029	100,000	107,306
Magnolia Independent School District, Unlimited Tax Schoolhouse Series 2016, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	70,000	70,264
McKinney Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2026	185,000	187,743
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,065,407
Series A, Rev., 5.00%, 11/1/2025	235,000	236,964
Series 2018, Rev., 5.00%, 11/1/2026	575,000	592,527
Series A, Rev., 5.00%, 11/1/2026	125,000	128,810
Rev., 5.00%, 11/1/2029	1,000,000	1,063,538
Mission Economic Development Corp., Waste Management, Inc. Project Series 2020A, Rev., AMT, VRDO, 3.95%, 9/1/2025 (c)	4,000,000	3,999,884
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2027 (b)	25,000	25,779
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	110,000	113,068
Series 2016, Rev., 5.00%, 12/15/2028	695,000	713,821
Series 2016, Rev., 5.00%, 12/15/2029	35,000	35,893
North Texas Municipal Water District Water System
Series 2016, Rev., 5.00%, 9/1/2025	465,000	467,119
Series 2015, Rev., 5.00%, 9/1/2027	250,000	251,063
Series 2021A, Rev., 5.00%, 9/1/2029	25,000	26,986
North Texas Tollway Authority Series 2016A, Rev., 5.00%, 1/1/2028	1,535,000	1,551,450
North Texas Tollway Authority, First Tier
Series 2020A, Rev., 5.00%, 1/1/2026	125,000	126,485
Series 2022A, Rev., 5.00%, 1/1/2026	125,000	126,485
Series 2019A, Rev., 5.00%, 1/1/2028	50,000	52,621
Series A, Rev., 5.00%, 1/1/2028	55,000	55,589
Series 2024A, Rev., 5.00%, 1/1/2029	4,635,000	4,960,168
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2026	260,000	260,365
Series 2019B, Rev., 5.00%, 1/1/2027	235,000	242,412
Series B, Rev., 5.00%, 1/1/2027	100,000	101,145
Series 2019B, Rev., 5.00%, 1/1/2028	50,000	52,557
Series B, Rev., 5.00%, 1/1/2028	3,265,000	3,294,419
Series 2019B, Rev., 5.00%, 1/1/2029	405,000	432,275
Series B, Rev., 5.00%, 1/1/2029	6,260,000	6,313,908
Series 2024B, Rev., 5.00%, 1/1/2030	2,000,000	2,163,357
Northwest Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	608,641

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,043
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,550,000	1,605,427
Permanent University Fund - Texas A&M University System
Series 2009A, Rev., 5.00%, 7/1/2025	90,000	90,127
Series 2009A, Rev., 5.25%, 7/1/2025	50,000	50,080
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2025	100,000	100,152
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	5,500,000	5,699,468
GO, PSF-GTD, 5.00%, 2/15/2028	9,000,000	9,504,721
GO, PSF-GTD, 5.00%, 2/15/2029	2,700,000	2,898,744
Robstown Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	305,177
Round Rock Independent School District
Series 2019A, GO, PSF-GTD, 5.00%, 8/1/2025	60,000	60,194
Series 2016, GO, PSF-GTD, 5.00%, 8/1/2026 (b)	30,000	30,703
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	50,000	52,793
San Antonio Water System, Junior Lien
Series 2016A, Rev., 5.00%, 5/15/2026	105,000	106,963
Series 2016C, Rev., 5.00%, 5/15/2026	100,000	101,870
Series 2020A, Rev., 5.00%, 5/15/2026	35,000	35,654
Series 2020A, Rev., 5.00%, 5/15/2028	25,000	26,501
Series 2021A, Rev., 5.00%, 5/15/2028	40,000	42,401
Series 2020A, Rev., 5.00%, 5/15/2029	30,000	32,261
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 1.45%, 6/2/2025 (c)	15,000,000	15,000,000
Socorro Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	1,545,000	1,602,205
Spring Independent School District, Unlimited Tax
Series 2024B, GO, 5.00%, 8/15/2025	525,000	526,959
Series 2017A, GO, 5.00%, 8/15/2028	40,000	40,884
Series 2024B, GO, 5.00%, 8/15/2029	500,000	538,955
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	2,350,000	2,350,314
State of Texas, Public Finance Authority
Series 2018A, GO, 5.00%, 10/1/2025	50,000	50,334
Series A, GO, 5.00%, 10/1/2025	50,000	50,334
Series A, GO, 5.00%, 10/1/2026	35,000	36,015
Series 2017A, GO, 5.00%, 10/1/2027	2,070,000	2,168,709
State of Texas, Transportation Commission Mobility Fund
Series 2015A, GO, 5.00%, 10/1/2027	1,250,000	1,256,151
Series 2024, GO, 5.00%, 10/1/2027	3,525,000	3,700,149
Series 2015A, GO, 5.00%, 10/1/2028	1,300,000	1,306,052
Series 2024, GO, 5.00%, 10/1/2028	5,140,000	5,489,142
Series 2015A, GO, 5.00%, 10/1/2029	20,000	20,087
GO, 5.00%, 10/1/2030	1,845,000	2,023,866
State of Texas, Veterans
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 6/12/2025 (c)	9,295,000	9,295,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 6/12/2025 (c)	14,830,000	14,830,000
Tarrant County College District
Series 2020, GO, 5.00%, 8/15/2025	35,000	35,135
Series 2022, GO, 5.00%, 8/15/2025	25,000	25,096

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,700,000	1,816,506
Texas A&M University, Financing System Series 2017C, Rev., 5.00%, 5/15/2028	80,000	82,884
Texas Department of Housing and Community Affairs, North Grand Villas Series 2023, Rev., FHA, 5.00%, 8/1/2025 (c)	1,444,000	1,446,850
Texas Department of Transportation State Highway Fund, First Tier
Series 2016A, Rev., 5.00%, 10/1/2025	100,000	100,708
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,821,234
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,053,951
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	3,775,000	3,988,596
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	135,000	143,234
Texas State University System Series A, Rev., 5.00%, 3/15/2026	180,000	180,251
Texas Transportation Commission Series 2024, GO, 5.00%, 4/1/2026	90,000	91,564
Texas Water Development Board
Series 2017A, Rev., 5.00%, 10/15/2025	115,000	115,864
Series A, Rev., 5.00%, 4/15/2027	115,000	115,879
Series A, Rev., 5.00%, 10/15/2027	20,000	20,125
Texas Water Development Board, State Revolving Fund
Series 2020, Rev., 5.00%, 8/1/2025	225,000	225,669
Series 2018, Rev., 5.00%, 8/1/2028	30,000	31,273
Series 2019, Rev., 5.00%, 8/1/2028	75,000	79,805
Texas Water Development Board, State Water Implementation Fund
Series 2018B, Rev., 5.00%, 10/15/2025	25,000	25,188
Series 2020, Rev., 5.00%, 10/15/2025	140,000	141,052
Series 2016, Rev., 5.00%, 4/15/2026	55,000	56,025
Series A, Rev., 5.00%, 4/15/2026	70,000	70,529
Series A, Rev., 5.00%, 10/15/2026	765,000	770,877
Series 2018B, Rev., 5.00%, 10/15/2027	295,000	309,475
Series 2023A, Rev., 5.00%, 10/15/2029	40,000	43,353
Travis County Housing Finance Corp., Kensington Apartments, Rev., 3.75%, 8/1/2025 (c)	1,275,000	1,275,163
Trinity River Authority Central Regional Wastewater System
Series 2017, Rev., 5.00%, 8/1/2027	2,000,000	2,088,336
Series 2021, Rev., 5.00%, 8/1/2028	70,000	74,332
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	190,000	196,954
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,059
Series 2017C, Rev., 5.00%, 2/15/2028	25,000	25,297
Series 2020A, Rev., 5.00%, 2/15/2028	30,000	31,555
Via Metropolitan Transit, Rev., 5.00%, 7/15/2026	45,000	46,028
Ysleta Independent School District Series 2016, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	820,000	823,263
Total Texas		263,731,308
Utah — 0.1%
Central Utah Water Conservancy District Series 2017B, Rev., 5.00%, 10/1/2025	50,000	50,328
County of Utah, IHC Health Services, Inc. Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	2,365,000	2,407,603
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2030	130,000	140,185
University of Utah (The)
Series 2017A, Rev., 5.00%, 8/1/2025	100,000	100,313
Series 2017B1, Rev., 5.00%, 8/1/2025	25,000	25,078

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	843,792
Utah Telecommunication Open Infrastructure Agency
Series 2022, Rev., 5.00%, 6/1/2025	50,000	50,000
Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,343
Utah Transit Authority, Sales Tax
Series 2015A, Rev., 4.00%, 6/15/2025 (b)	55,000	55,018
Series 2015A, Rev., 5.00%, 6/15/2025 (b)	410,000	410,278
Series 2015A, Rev., 5.00%, 6/15/2025	75,000	75,052
Total Utah		4,177,990
Vermont — 0.0% ^
State of Vermont Series 2024B, GO, 5.00%, 8/15/2025	945,000	948,793
Virginia — 0.9%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., 3.40%, 12/1/2025 (c)	2,500,000	2,499,199
City of Alexandria Series 2017C, GO, 5.00%, 7/1/2025	80,000	80,126
City of Hampton Series 2015A, GO, 4.00%, 9/1/2025 (b)	200,000	200,469
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2025	25,000	25,058
City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20,000	20,064
City of Richmond
Series 2017B, GO, 5.00%, 7/15/2025	25,000	25,058
Series 2017D, GO, 5.00%, 3/1/2027	45,000	46,727
City of Richmond Public Utility Series 2016A, Rev., 5.00%, 1/15/2026	450,000	455,822
City of Virginia Beach Series 2017A, GO, 5.00%, 4/1/2026	25,000	25,448
Commonwealth of Virginia Series 2024B, GO, 5.00%, 6/1/2025	35,000	35,000
County of Fairfax
Series 2020A, GO, 4.00%, 10/1/2025	175,000	175,603
Series 2015C, GO, 5.00%, 10/1/2025	220,000	221,475
Series 2016A, GO, 5.00%, 4/1/2026 (b)	30,000	30,532
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026	25,000	25,496
Fairfax County Economic Development Authority, Silver Line Phase I Project, Rev., 5.00%, 4/1/2027	20,000	20,345
Hampton Roads Sanitation District
Series 2024A, Rev., 5.00%, 11/1/2025	2,140,000	2,158,468
Series 2016A, Rev., 5.00%, 8/1/2026 (b)	30,000	30,720
Hampton Roads Sanitation District, Subordinate Wastewater Series 2016A, Rev., 5.00%, 8/1/2026 (b)	55,000	56,321
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	11,915,000	12,173,825
Loudoun County Economic Development Authority Series 2020A, Rev., 5.00%, 12/1/2025	75,000	75,743
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	98,935
Upper Occoquan Sewage Authority Series 2014, Rev., 5.00%, 7/1/2025 (b)	400,000	400,639
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2026	305,000	309,242
Series 2019B, Rev., 5.00%, 2/1/2026	45,000	45,626
Series 2019C, Rev., 5.00%, 2/1/2026	30,000	30,417
Series 2023A, Rev., 5.00%, 2/1/2026	60,000	60,834
Series 2017E, Rev., 5.00%, 2/1/2027	45,000	46,597
Series 2020A, Rev., 5.00%, 2/1/2028	20,000	21,112
Series 2017E, Rev., 5.00%, 2/1/2029	285,000	300,533

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Series 2017E, Rev., 5.00%, 2/1/2030	1,815,000	1,908,552
Virginia Commonwealth Transportation Board, Federal Highway Transportation
Rev., GAN, 5.00%, 3/15/2028	70,000	71,681
Rev., GAN, 5.00%, 9/15/2028	2,115,000	2,165,243
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2017, Rev., GAN, 5.00%, 9/15/2025	30,000	30,171
Rev., GAN, 5.00%, 3/15/2026	30,000	30,473
Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,403,131
Virginia Commonwealth University Series 2020A, Rev., 5.00%, 11/1/2026	55,000	56,510
Virginia Commonwealth University Health System Authority Series B, Rev., 5.00%, 7/1/2025	45,000	45,060
Virginia Public Building Authority
Series 2015B, Rev., 5.00%, 8/1/2025	25,000	25,081
Series 2019A, Rev., 5.00%, 8/1/2025	70,000	70,226
Series 2024B, Rev., 5.00%, 8/1/2025	40,000	40,129
Series B, Rev., 5.00%, 8/1/2025	190,000	190,612
Series 2017A, Rev., 5.00%, 8/1/2027	50,000	52,326
Virginia Public School Authority, Prince William County
Series 2016, Rev., 5.00%, 8/1/2025	75,000	75,242
Series 2019A, Rev., 5.00%, 10/1/2025	45,000	45,300
Rev., 5.00%, 8/1/2029	3,185,000	3,250,395
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	4,650,000	4,651,075
Total Virginia		33,806,641
Washington — 1.8%
Central Puget Sound Regional Transit Authority
Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	115,000	115,947
Series 2015S-1, Rev., 5.00%, 11/1/2025	185,000	186,592
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	620,000	625,105
Central Washington University, Rev., 4.00%, 5/1/2026	270,000	270,040
City of Kent, Limited Tax Series 2016, GO, 5.00%, 12/1/2025	35,000	35,353
City of Seattle
Series 2015A, GO, 5.00%, 6/1/2025	70,000	70,000
Series 2020A, GO, 5.00%, 8/1/2025	25,000	25,079
Series 2016B, Rev., 5.00%, 4/1/2027	105,000	106,852
City of Seattle Municipal Light and Power
Series 2017C, Rev., 5.00%, 9/1/2025	105,000	105,526
Series 2018A, Rev., 5.00%, 1/1/2026	70,000	70,852
Series 2016B, Rev., 5.00%, 4/1/2026	185,000	188,294
Series 2020A, Rev., 5.00%, 7/1/2026	85,000	87,002
City of Seattle Water System
Series 2015, Rev., 5.00%, 6/20/2025	75,000	75,067
Series 2022, Rev., 5.00%, 9/1/2025	400,000	401,923
City of Seattle, Limited Tax Series 2022A, GO, 4.00%, 9/1/2028	25,000	25,886
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2029	675,000	722,429
Clark County School District No. 114 Evergreen Series 2019, GO, 5.00%, 12/1/2025	65,000	65,626
County of King
Series 2017, GO, 5.00%, 7/1/2026	100,000	102,344
Series 2016B, Rev., 5.00%, 7/1/2027	20,000	20,383

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
County of King Sewer
Series 2018B, Rev., 5.00%, 7/1/2025	55,000	55,081
Series 2018B, Rev., 5.00%, 7/1/2026	350,000	357,753
County of King, Limited Tax Series 2024A, GO, 5.00%, 7/1/2026	60,000	61,406
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 1/1/2026 (c)	60,000	58,805
County of Kitsap Series 2015, GO, 5.00%, 6/1/2025	100,000	100,000
Energy Northwest
Series 2015A, Rev., 5.00%, 7/1/2025 (b)	40,000	40,057
Series 2015C, Rev., 5.00%, 7/1/2025 (b)	115,000	115,165
Energy Northwest, Bonneville Power Administative Series 2016A, Rev., 5.00%, 7/1/2025 (b)	560,000	560,803
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	3,850,000	4,169,831
Energy Northwest, Project 1
Series 2015A, Rev., 5.00%, 7/1/2025	30,000	30,043
Series 2017-A, Rev., 5.00%, 7/1/2026	75,000	76,676
Series 2022-A, Rev., 5.00%, 7/1/2026	100,000	102,234
Series 2024B, Rev., 5.00%, 7/1/2026	3,600,000	3,680,433
Series 2024B, Rev., 5.00%, 7/1/2027	1,500,000	1,567,357
Series 2025A, Rev., 5.00%, 7/1/2027	2,900,000	3,030,224
Series 2025A, Rev., 5.00%, 7/1/2028	4,000,000	4,261,838
Energy Northwest, Project 3 Electric
Series 2018C, Rev., 5.00%, 7/1/2025 (b)	225,000	225,322
Series 2018C, Rev., 5.00%, 7/1/2026	355,000	362,932
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	5,015,000	5,020,050
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2026	300,000	305,326
Grant County Public Utility District No. 2 Electric Series 2023 U, Rev., 4.00%, 1/1/2026	3,630,000	3,645,104
King County School District No. 403 Renton, Unlimited Tax Series 2017, GO, 4.00%, 12/1/2025	35,000	35,173
King County School District No. 411 Issaquah, Unlimited Tax Series 2022, GO, 5.00%, 12/1/2025	110,000	111,081
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (b)	285,000	287,858
Port of Seattle, Intermediate Lien
Series 2021B, Rev., 5.00%, 6/1/2025	40,000	40,000
Series 2022A, Rev., 5.00%, 8/1/2025	140,000	140,432
Series 2016, Rev., 5.00%, 2/1/2026	130,000	131,739
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	230,466
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,402
Series C, Rev., AMT, 5.00%, 4/1/2027	2,100,000	2,101,305
Series A, Rev., 5.00%, 5/1/2027	100,000	104,002
Rev., 5.00%, 2/1/2028	80,000	80,863
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	74,443
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,314
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	97,151
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,292,424
State of Washington
Series 2020D, COP, 5.00%, 7/1/2025	50,000	50,072
Series 2022B, COP, 5.00%, 7/1/2025	120,000	120,173
Series 2023C, COP, 5.00%, 1/1/2026	25,000	25,281
Series 2019D, COP, 5.00%, 7/1/2026	180,000	183,925
State of Washington Motor Vehicle Fuel Tax Series R-2016C, GO, 5.00%, 7/1/2025	50,000	50,078

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
State of Washington, Various Purpose
Series R-2022C, GO, 5.00%, 7/1/2025	30,000	30,047
Series 2017A, GO, 5.00%, 8/1/2025	70,000	70,224
Series 2020A, GO, 5.00%, 8/1/2025	70,000	70,224
Series R-2017 C, GO, 5.00%, 8/1/2025	50,000	50,160
Series R-2018 D, GO, 5.00%, 8/1/2025	55,000	55,176
Series R-2018C, GO, 5.00%, 8/1/2025	155,000	155,497
Series 2019C, GO, 5.00%, 2/1/2026	150,000	152,079
Series 2020A, GO, 5.00%, 8/1/2026	25,000	25,617
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,367,376
Series 2024A, GO, 5.00%, 8/1/2028	1,010,000	1,077,964
Series 2016B, GO, 5.00%, 7/1/2029	5,920,000	5,981,089
University of Washington
Series 2020C, Rev., 5.00%, 4/1/2026 (b)	5,000	5,086
Series 2020C, Rev., 5.00%, 4/1/2026	20,000	20,345
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2015, Rev., 5.00%, 7/1/2025 (b)	75,000	75,086
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2026	560,000	561,786
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,014
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,654
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	7,630,000	7,649,176
Total Washington		69,746,522
West Virginia — 0.1%
State of West Virginia Series 2015A, GO, 5.00%, 6/1/2025	130,000	130,000
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	140,000	145,973
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	187,305
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	2,600,000	2,600,000
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	98,263
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2016A, Rev., 5.00%, 6/1/2025	420,000	420,000
Total West Virginia		3,581,541
Wisconsin — 1.3%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	310,000	309,994
City of Madison Series 2021A, GO, 4.00%, 10/1/2026	20,000	20,320
City of Watertown, Rev., 4.00%, 10/1/2025	1,225,000	1,225,257
Lake Mills Area School District, GO, 5.00%, 3/1/2026	1,475,000	1,495,330
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2025	290,000	292,445
Series 2017-2, GO, 5.00%, 11/1/2025	25,000	25,211
Series 2017B, Rev., 5.00%, 5/1/2026 (b)	20,000	20,365
Series 2024 1, GO, 5.00%, 5/1/2026	30,000	30,588
Series 2024-1, GO, 5.00%, 5/1/2027	495,000	515,732
Series 2025 2, GO, 5.00%, 5/1/2029	1,500,000	1,617,842
Series 2025A, GO, 5.00%, 5/1/2030	1,410,000	1,542,896

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
State of Wisconsin Environmental Improvement Fund
Series 2017A, Rev., 5.00%, 6/1/2025	75,000	75,000
Series 2017A, Rev., 5.00%, 6/1/2025 (b)	170,000	170,000
Series 2018A, Rev., 5.00%, 6/1/2025	580,000	580,000
State of Wisconsin, Annual Appropriation Series 2017B, Rev., 5.00%, 5/1/2026 (b)	300,000	305,474
State of Wisconsin, Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2026	25,000	25,540
Wisconsin Department of Transportation
Series 2015- 1, Rev., 5.00%, 7/1/2025	65,000	65,093
Series 2017-2, Rev., 5.00%, 7/1/2025	150,000	150,234
Series 2017-1, Rev., 5.00%, 7/1/2027	65,000	67,926
Series 2025 1, Rev., 5.00%, 7/1/2029	3,000,000	3,247,510
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	1,680,000	1,705,250
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,150,000	1,168,908
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2016A, Rev., 5.00%, 11/15/2027	50,000	50,844
Series 2016A, Rev., 5.00%, 11/15/2029	400,000	405,912
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	9,160,000	9,231,642
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,088,066
Series 2016A, Rev., 5.00%, 11/15/2028	150,000	152,389
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 1.55%, 6/2/2025 (c)	20,000,000	20,000,000
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2026	300,000	300,366
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc., Rev., 5.00%, 6/1/2026	160,000	160,186
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	68,281
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	24,965
Rev., 4.00%, 8/15/2025 (b)	780,000	780,511
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	825,000	825,546
Total Wisconsin		48,745,623
Total Municipal Bonds (Cost $3,460,597,714)		3,460,350,855
	SHARES
Short-Term Investments — 8.9%
Investment Companies — 8.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (g) (h) (Cost $336,011,858)	335,984,926	336,018,525
Total Investments — 100.1% (Cost $3,796,609,572)		3,796,369,380
Liabilities in Excess of Other Assets — (0.1)%		(2,183,662)
NET ASSETS — 100.0%		3,794,185,718

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Notes
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,460,350,855	$—	$3,460,350,855
Short-Term Investments
Investment Companies	336,018,525	—	—	336,018,525
Total Investments in Securities	$336,018,525	$3,460,350,855	$—	$3,796,369,380

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$366,506,598	$822,962,640	$853,450,714	$1,516	$(1,515)	$336,018,525	335,984,926	$1,931,819	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.